SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2021

(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 62.9%
	Shares	Value
COMMUNICATION SERVICES — 5.2%
Activision Blizzard	5,942	$577,859
Alphabet, Cl A *	2,316	5,458,465
Alphabet, Cl C *	1,487	3,585,990
Altice USA, Cl A *	4,567	164,686
AT&T	49,994	1,471,324
Cable One	345	626,368
Charter Communications, Cl A *	906	629,244
Comcast, Cl A	46,737	2,679,900
Discovery *	2,385	76,582
Discovery, Cl C *	5,065	152,203
DISH Network, Cl A *	2,940	127,949
Electronic Arts	2,513	359,183
Facebook, Cl A *	16,716	5,495,051
Fox, Cl A	3,472	129,679
Fox, Cl B	2,648	96,069
Interpublic Group	3,520	118,589
Liberty Broadband, Cl A *	231	37,436
Liberty Broadband, Cl C *	2,194	364,840
Liberty Media -Liberty Formula One, Cl C *	2,990	133,504
Liberty Media -Liberty SiriusXM, Cl A *	1,491	65,097
Liberty Media -Liberty SiriusXM, Cl B *	3,414	148,543
Lions Gate Entertainment, Cl A *	27,208	530,012
Live Nation Entertainment *	1,417	127,686
Lumen Technologies	28,152	389,624
Match Group *	3,252	466,272
Netflix *	1,661	835,167
News, Cl A	5,717	154,302
News, Cl B	2,934	75,374
Omnicom Group	4,571	375,919
Pinterest, Cl A *	1,408	91,942
Roku, Cl A *	205	71,076
Sirius XM Holdings	11,567	72,294
Snap, Cl A *	2,827	175,613
Spotify Technology *	195	47,106
Take-Two Interactive Software *	774	143,623
T-Mobile US *	4,519	639,213
Twitter *	4,036	234,088
Verizon Communications	53,347	3,013,572
ViacomCBS, Cl B	4,906	208,113
Walt Disney *	8,488	1,516,381
Zillow Group, Cl A *	377	44,595
Zillow Group, Cl C *	1,011	118,611
Zynga, Cl A *	18,872	204,572
		32,033,716

1

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — 8.5%
Advance Auto Parts	1,100	$208,703
Amazon.com *	2,342	7,548,430
Aptiv *	2,524	379,660
Aramark	1,589	59,349
Autoliv	489	51,849
AutoNation *	7,727	789,159
AutoZone *	279	392,441
Best Buy	8,975	1,043,254
Booking Holdings *	243	573,857
BorgWarner	5,923	303,791
Bright Horizons Family Solutions *	818	113,072
Brunswick	5,479	560,118
Burlington Stores *	1,363	440,753
Caesars Entertainment *	2,739	294,306
Capri Holdings *	9,328	528,991
CarMax *	2,533	291,776
Carnival *	10,204	301,630
Carvana, Cl A *	134	35,522
Chegg *	962	73,987
Chewy, Cl A *	621	45,718
Chipotle Mexican Grill, Cl A *	233	319,671
Choice Hotels International	751	90,803
Darden Restaurants	2,278	326,278
Deckers Outdoor *	241	80,841
Dick's Sporting Goods	6,705	653,939
Dollar General	5,285	1,072,644
Dollar Tree *	3,120	304,200
Domino's Pizza	371	158,369
DR Horton	11,973	1,140,907
eBay	10,452	636,318
Etsy *	2,909	479,200
Expedia Group *	1,115	197,299
Five Below *	240	44,189
Floor & Decor Holdings, Cl A *	2,416	237,517
Foot Locker	6,108	386,575
Ford Motor *	101,942	1,481,217
Gap	7,751	259,271
Garmin	5,896	838,647
General Motors *	28,395	1,684,107
Gentex	10,657	378,324
Genuine Parts	1,331	174,521
Hanesbrands	9,568	186,959
Harley-Davidson	5,588	270,850
Hasbro	2,120	203,456
Hilton Worldwide Holdings *	1,877	235,132
Home Depot	5,159	1,645,257
Kohl's	800	44,392

2

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
L Brands	14,521	$1,014,582
Las Vegas Sands *	4,389	253,465
Lear	703	135,932
Leggett & Platt	5,674	312,240
Lennar, Cl A	10,386	1,028,318
Lithia Motors, Cl A	229	80,606
LKQ *	14,233	725,314
Lowe's	6,806	1,326,013
Lululemon Athletica *	1,350	436,225
Marriott International, Cl A *	2,195	315,158
Mattel *	6,508	138,035
McDonald's	3,382	791,016
MGM Resorts International	1,300	55,731
Mohawk Industries *	2,933	617,924
Newell Brands	9,043	259,444
NIKE, Cl B	10,847	1,480,182
Norwegian Cruise Line Holdings *	2,007	64,023
NVR *	89	434,963
O'Reilly Automotive *	878	469,835
Peloton Interactive, Cl A *	444	48,978
Penn National Gaming *	1,480	121,316
Penske Automotive Group	6,182	529,117
Polaris	1,898	249,056
Pool	1,487	649,150
PulteGroup	17,062	986,013
PVH *	1,004	115,279
Qurate Retail *	56,519	770,354
RH *	87	55,771
Ross Stores	2,042	258,088
Royal Caribbean Cruises *	1,868	174,228
Service International	2,373	125,816
Skechers U.S.A., Cl A *	2,595	123,263
Starbucks	5,137	585,002
Tapestry *	8,577	385,022
Target	9,761	2,214,966
Tempur Sealy International	13,872	534,072
Tesla *	1,442	901,567
Thor Industries	3,092	380,316
TJX	5,599	378,156
Toll Brothers	13,895	906,510
Tractor Supply	3,585	651,395
Ulta Beauty *	980	338,453
Under Armour, Cl C *	2,186	41,665
Vail Resorts *	335	109,505
VF	3,767	300,305
Wayfair, Cl A *	2,445	749,490
Whirlpool	3,944	935,083

3

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Williams-Sonoma	5,378	$911,786
Wynn Resorts *	834	109,980
Yum! Brands	2,040	244,739
		52,390,696

CONSUMER STAPLES — 3.2%
Altria Group	15,304	753,263
Archer-Daniels-Midland	4,946	329,057
Beyond Meat *	242	35,192
Boston Beer, Cl A *	312	330,146
Brown-Forman, Cl A	811	60,825
Brown-Forman, Cl B	2,972	238,830
Bunge	1,742	151,240
Campbell Soup	4,695	228,506
Casey's General Stores	795	175,568
Church & Dwight	3,653	313,172
Clorox	300	53,019
Coca-Cola	22,641	1,251,821
Colgate-Palmolive	4,095	343,079
Conagra Brands	4,251	161,963
Constellation Brands, Cl A	1,462	350,471
Costco Wholesale	2,411	912,009
Darling Ingredients *	2,067	141,507
Estee Lauder, Cl A	2,930	898,104
General Mills	7,684	483,016
Hain Celestial Group *	5,231	213,216
Hershey	1,710	295,915
Hormel Foods	4,068	197,461
J M Smucker	1,221	162,747
Kellogg	4,310	282,262
Keurig Dr Pepper	4,822	178,221
Kimberly-Clark	637	83,211
Kraft Heinz	8,271	360,533
Kroger	14,373	531,513
Lamb Weston Holdings	2,419	199,543
McCormick	1,868	166,364
Molson Coors Beverage, Cl B *	582	33,942
Mondelez International, Cl A	5,340	339,250
Monster Beverage *	3,946	371,989
Nu Skin Enterprises, Cl A	4,205	252,973
PepsiCo	11,368	1,681,782
Philip Morris International	7,027	677,614
Post Holdings *	543	62,733
Procter & Gamble	13,495	1,819,801
Spectrum Brands Holdings	2,767	245,959
Sysco	3,290	266,490
Tyson Foods, Cl A	3,016	239,772

4

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
Walgreens Boots Alliance	8,881	$467,673
Walmart	23,674	3,362,418
		19,704,170

ENERGY — 1.9%
Baker Hughes, Cl A	5,711	139,348
Cheniere Energy *	2,683	227,787
Chevron	9,196	954,453
Cimarex Energy	2,205	149,389
ConocoPhillips	16,136	899,421
Continental Resources	1,459	47,520
Devon Energy	11,192	297,259
Diamondback Energy	5,531	442,867
EOG Resources	5,967	479,389
Equities *	23,659	494,000
Exxon Mobil	20,620	1,203,589
Halliburton	51,183	1,149,058
Hess	5,346	448,102
Kinder Morgan	19,697	361,243
Marathon Oil	71,236	862,668
Marathon Petroleum	5,662	349,912
Occidental Petroleum	22,484	583,685
ONEOK	7,731	407,733
Phillips 66	3,800	320,036
Pioneer Natural Resources	1,684	256,288
Schlumberger	23,374	732,307
Targa Resources	526	20,440
Valero Energy	4,179	335,992
Williams	10,560	278,150
		11,440,636

FINANCIALS — 9.2%
Aflac	6,002	340,193
Alleghany *	71	50,876
Allstate	5,636	769,934
Ally Financial	22,032	1,205,371
American Express	4,488	718,663
American Financial Group	483	64,268
American International Group	7,130	376,749
Ameriprise Financial	4,646	1,207,217
Aon, Cl A	2,737	693,474
Arch Capital Group *	5,966	237,984
Ares Management, Cl A	1,108	61,139
Arthur J Gallagher	1,666	244,252
Assurant	1,630	262,675
Athene Holding, Cl A *	500	31,315

5

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2021

 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Bank of America	38,070	$1,613,787
Bank of New York Mellon	9,079	472,834
Bank OZK	10,208	435,984
Berkshire Hathaway, Cl B *	9,460	2,738,102
BlackRock, Cl A	1,377	1,207,684
Blackstone Group, Cl A	3,114	288,574
Brown & Brown	4,375	229,775
Capital One Financial	6,873	1,105,041
Cboe Global Markets	1,683	187,318
Charles Schwab	15,202	1,122,668
Chubb	1,920	326,381
Cincinnati Financial	2,364	287,722
Citigroup	10,175	800,874
Citizens Financial Group	33,719	1,682,578
CME Group, Cl A	1,526	333,828
CNA Financial	896	42,838
Comerica	6,460	507,045
Commerce Bancshares	2,006	156,227
Discover Financial Services	6,263	734,399
East West Bancorp	15,210	1,137,404
Equitable Holdings	6,605	209,709
Erie Indemnity, Cl A	849	170,759
Evercore, Cl A	1,611	234,980
Everest Re Group	587	152,597
FactSet Research Systems	625	208,975
Fidelity National Financial	9,168	430,804
Fifth Third Bancorp	10,356	436,402
First American Financial	1,494	96,079
First Citizens BancShares, Cl A	180	154,908
First Horizon	20,353	388,132
First Republic Bank	1,491	285,437
Franklin Resources	3,098	105,983
Globe Life	1,266	133,462
Goldman Sachs Group	2,183	812,120
Hartford Financial Services Group	3,671	239,900
Huntington Bancshares	34,116	541,080
Intercontinental Exchange	1,464	165,256
Invesco	37,625	1,073,441
Jefferies Financial Group	26,627	855,526
JPMorgan Chase	24,396	4,006,799
KeyCorp	53,550	1,233,792
KKR	2,812	156,600
Lincoln National	10,348	722,187
Loews	4,122	240,642
LPL Financial Holdings	893	132,057
M&T Bank	1,521	244,410
Markel *	120	147,059

6

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
MarketAxess Holdings	257	$119,901
Marsh & McLennan	2,706	374,375
MetLife	7,638	499,220
MGIC Investment	23,812	350,513
Moody's	923	309,528
Morgan Stanley	23,404	2,128,594
Morningstar	322	75,989
MSCI, Cl A	566	264,962
Nasdaq	2,677	448,290
Northern Trust	2,133	258,498
PNC Financial Services Group	1,806	351,592
Popular	11,859	967,813
Primerica	836	135,608
Principal Financial Group	4,035	263,849
Progressive	7,190	712,385
Prosperity Bancshares	3,091	232,598
Prudential Financial	3,417	365,516
Raymond James Financial	1,826	242,109
Regions Financial	57,028	1,335,025
RenaissanceRe Holdings	753	116,052
S&P Global	1,390	527,463
Santander Consumer USA Holdings	800	30,320
SEI Investments	2,552	161,899
Signature Bank NY	1,936	483,516
SLM	37,065	750,566
State Street	8,242	716,889
SVB Financial Group *	1,699	990,330
Synchrony Financial	13,293	630,221
Synovus Financial	15,739	773,100
T Rowe Price Group	5,434	1,039,796
Tradeweb Markets, Cl A	1,316	110,254
Travelers	3,002	479,419
Truist Financial	5,733	354,185
Unum Group	35,308	1,093,489
US Bancorp	5,768	350,579
Virtu Financial, Cl A	6,954	211,749
Webster Financial	4,365	247,408
Wells Fargo	19,105	892,586
Western Alliance Bancorp	14,070	1,407,141
Willis Towers Watson	638	166,748
WR Berkley	3,834	299,014
Zions Bancorp	893	51,687
		56,575,045

HEALTH CARE — 6.9%
Abbott Laboratories	7,399	863,093
AbbVie	20,935	2,369,842

7

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MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
ABIOMED *	610	$173,594
Acadia Healthcare *	5,398	347,415
Agilent Technologies	2,087	288,277
Alexion Pharmaceuticals *	1,907	336,681
Align Technology *	1,237	730,016
Alnylam Pharmaceuticals *	673	95,559
Amedisys *	245	63,301
AmerisourceBergen, Cl A	2,566	294,423
Amgen	4,826	1,148,298
Anthem	2,775	1,105,060
Avantor *	2,276	73,173
Baxter International	6,363	522,530
Becton Dickinson	973	235,359
Biogen *	2,053	549,136
BioMarin Pharmaceutical *	1,333	103,041
Bio-Rad Laboratories, Cl A *	711	428,285
Bio-Techne	614	254,092
Boston Scientific *	4,427	188,369
Bristol-Myers Squibb	11,083	728,375
Bruker	3,100	215,264
Cardinal Health	4,539	254,502
Catalent *	1,113	116,676
Centene *	5,719	420,918
Cerner	3,839	300,402
Charles River Laboratories International *	1,344	454,259
Chemed	108	53,065
Cigna	4,276	1,106,843
Cooper	384	151,085
CRISPR Therapeutics *	379	44,790
CVS Health	11,921	1,030,451
Danaher	5,415	1,386,998
DaVita *	5,390	647,177
DENTSPLY SIRONA	3,211	214,880
DexCom *	525	193,930
Edwards Lifesciences *	3,582	343,514
Elanco Animal Health *	4,020	144,640
Eli Lilly	4,328	864,475
Encompass Health	797	68,375
Exact Sciences *	871	96,272
Exelixis *	3,037	68,484
Gilead Sciences	10,332	683,049
Guardant Health *	961	119,279
HCA Healthcare	4,997	1,073,306
Henry Schein *	2,209	167,972
Hologic *	2,504	157,902
Horizon Therapeutics *	9,608	880,669
Humana	1,491	652,611

8

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MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
IDEXX Laboratories *	1,101	$614,479
Illumina *	509	206,471
Insulet *	201	54,204
Intuitive Surgical *	386	325,081
IQVIA Holdings *	1,664	399,626
Jazz Pharmaceuticals *	876	156,042
Johnson & Johnson	15,707	2,658,410
Laboratory Corp of America Holdings *	1,179	323,612
Masimo *	1,488	320,813
McKesson	2,336	449,423
Medtronic	5,926	750,172
Merck	2,865	217,425
Mettler-Toledo International *	275	357,761
Mirati Therapeutics *	223	35,267
Moderna *	6,349	1,174,628
Molina Healthcare *	2,862	719,392
Novocure *	391	79,764
PerkinElmer	1,253	181,773
Pfizer	29,343	1,136,454
PRA Health Sciences *	500	85,460
Quest Diagnostics	3,134	412,654
Regeneron Pharmaceuticals *	222	111,539
Repligen *	508	92,766
ResMed	2,170	446,694
Seagen *	295	45,828
STERIS	934	178,263
Stryker	1,096	279,776
Teladoc Health *	474	71,375
Teleflex	405	162,887
Thermo Fisher Scientific	2,307	1,083,137
United Therapeutics *	1,788	332,389
UnitedHealth Group	9,230	3,802,022
Universal Health Services, Cl B	1,352	215,820
Veeva Systems, Cl A *	753	219,379
Vertex Pharmaceuticals *	491	102,437
Viatris, Cl W *	3,059	46,619
Waters *	838	270,046
West Pharmaceutical Services	1,832	636,638
Zimmer Biomet Holdings	1,802	303,331
Zoetis, Cl A	4,865	859,548
		42,729,112

INDUSTRIALS — 8.2%
3M	6,120	1,242,605
A O Smith	4,804	341,420
ADT	8,816	91,158
AECOM *	1,913	124,364

9

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MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
AGCO	3,617	$500,484
Air Lease, Cl A	1,766	83,108
Allegion	1,516	212,968
AMERCO *	274	157,561
American Airlines Group *	3,725	90,294
AMETEK	2,718	367,202
Armstrong World Industries	1,500	159,525
Axon Enterprise *	491	69,030
Boeing *	2,431	600,506
Builders FirstSource *	600	26,724
BWX Technologies	1,132	70,795
Carlisle	1,424	273,864
Carrier Global	5,862	269,242
Caterpillar	5,452	1,314,368
CH Robinson Worldwide	1,695	164,449
Cintas	2,501	884,204
Clarivate *	1,108	33,284
Colfax *	5,378	237,708
Copart *	4,309	555,904
CoStar Group *	228	194,712
CSX	6,095	610,231
Cummins	4,866	1,251,924
Deere	3,639	1,314,043
Delta Air Lines *	5,889	280,788
Dover	5,664	852,432
Eaton	8,244	1,197,441
Emerson Electric	11,640	1,113,832
Equifax	822	193,203
Expeditors International of Washington	3,414	429,106
Fastenal	14,853	787,803
FedEx	3,697	1,163,853
Fortive	2,477	179,632
Fortune Brands Home & Security	6,362	656,304
Gates Industrial *	10,684	194,021
Generac Holdings *	1,967	646,592
General Dynamics	2,941	558,525
General Electric	42,713	600,545
Graco	2,579	195,282
GrafTech International	14,140	187,779
HEICO	933	131,049
HEICO, Cl A	711	94,179
Honeywell International	3,948	911,633
Howmet Aerospace *	8,692	308,392
Hubbell, Cl B	2,808	535,317
IDEX	1,364	303,708
IHS Markit	2,916	307,084
Illinois Tool Works	1,870	433,391

10

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Ingersoll Rand *	8,696	$431,669
ITT	3,419	321,044
Jacobs Engineering Group	4,605	654,278
JB Hunt Transport Services	4,452	763,696
Johnson Controls International	9,361	622,881
Kansas City Southern	908	270,293
Knight-Swift Transportation Holdings, Cl A	2,017	96,271
L3Harris Technologies	1,881	410,171
Landstar System	2,190	373,395
Lennox International	518	181,264
Lincoln Electric Holdings	367	47,189
Lockheed Martin	222	84,848
ManpowerGroup	554	67,029
Masco	11,096	669,200
MasTec *	200	23,266
Middleby *	1,748	287,161
MSC Industrial Direct, Cl A	3,867	365,045
Nielsen Holdings	2,151	58,529
Nordson	1,452	321,894
Norfolk Southern	2,433	683,430
Northrop Grumman	1,228	449,288
Old Dominion Freight Line	3,488	925,890
Oshkosh	2,565	337,144
Otis Worldwide	2,931	229,585
Owens Corning	5,117	545,728
PACCAR	7,454	682,488
Parker-Hannifin	3,423	1,054,798
Pentair	6,953	479,548
Quanta Services	6,611	630,359
Raytheon Technologies	7,460	661,777
Regal Beloit	2,843	404,360
Republic Services, Cl A	4,641	506,704
Robert Half International	2,592	230,144
Rockwell Automation	1,903	501,859
Rollins	3,031	103,327
Roper Technologies	445	200,255
Ryder System	2,343	191,634
Sensata Technologies Holding *	711	42,255
Snap-on	1,903	484,542
Southwest Airlines *	6,046	371,587
Stanley Black & Decker	1,173	254,306
Teledyne Technologies *	1,503	630,463
Textron	3,351	229,443
Timken	6,472	572,448
Toro	3,393	376,928
Trane Technologies	7,973	1,486,167
TransDigm Group *	367	238,124

11

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MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
TransUnion	3,277	$350,639
Trex *	1,679	163,551
Trinity Industries	2,621	72,811
Uber Technologies *	1,126	57,235
Union Pacific	4,705	1,057,355
United Airlines Holdings *	5,458	318,474
United Parcel Service, Cl B	4,807	1,031,582
United Rentals *	4,350	1,452,726
Verisk Analytics, Cl A	2,096	362,252
Wabtec	2,797	231,480
Waste Management	2,552	359,015
Watsco	933	271,876
WW Grainger	1,402	647,948
XPO Logistics *	4,255	625,187
Xylem	3,101	366,290
		50,425,693

INFORMATION TECHNOLOGY — 15.8%
Accenture, Cl A	7,391	2,085,445
Adobe *	2,647	1,335,623
Advanced Micro Devices *	3,633	290,931
Akamai Technologies *	2,159	246,579
Alliance Data Systems	3,379	409,028
Amdocs	2,590	202,279
Amphenol, Cl A	5,770	388,090
Analog Devices	1,143	188,138
Anaplan *	541	27,867
ANSYS *	1,182	399,445
Apple	161,238	20,091,867
Applied Materials	16,485	2,277,073
Arista Networks *	662	224,670
Arrow Electronics *	2,264	272,427
Aspen Technology *	2,154	293,956
Atlassian, Cl A *	245	57,154
Autodesk *	1,205	344,461
Automatic Data Processing	4,526	887,186
Avalara *	3,491	461,405
Black Knight *	668	49,025
Booz Allen Hamilton Holding, Cl A	6,481	550,431
Broadcom	2,217	1,047,156
Broadridge Financial Solutions	2,917	465,203
Cadence Design Systems *	3,559	451,957
CDW	4,640	767,549
Ceridian HCM Holding *	1,426	127,570
Ciena *	2,932	155,015
Cisco Systems	26,488	1,401,215
Citrix Systems	836	96,107

12

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Cognex	3,456	$274,372
Cognizant Technology Solutions, Cl A	6,227	445,604
Corning	6,629	289,223
Coupa Software *	941	224,146
Cree *	1,341	134,113
Crowdstrike Holdings, Cl A *	1,844	409,645
Dell Technologies, Cl C *	6,083	600,027
DocuSign, Cl A *	1,748	352,432
Dolby Laboratories, Cl A	200	19,508
Dropbox, Cl A *	4,271	116,812
Dynatrace *	2,718	140,629
Elastic *	434	51,303
Enphase Energy *	2,701	386,378
Entegris	8,222	941,008
EPAM Systems *	1,035	494,316
F5 Networks *	354	65,642
Fair Isaac *	1,002	507,072
Fidelity National Information Services	2,636	392,711
First Solar *	1,335	101,607
Fiserv *	2,422	279,014
Five9 *	253	44,806
FleetCor Technologies *	1,056	289,809
Flex *	3,296	60,218
Fortinet *	2,350	513,569
Gartner *	1,553	360,048
Genpact	881	40,297
Global Payments	1,273	246,593
Globant *	400	87,148
GoDaddy, Cl A *	2,258	182,808
Guidewire Software *	1,211	118,363
Hewlett Packard Enterprise	18,906	301,740
HP	21,712	634,642
HubSpot *	578	291,532
Intel	52,430	2,994,802
International Business Machines	11,317	1,626,705
Intuit	1,689	741,623
IPG Photonics *	772	161,549
Jack Henry & Associates	1,186	182,822
Keysight Technologies *	5,333	759,313
KLA	4,528	1,434,878
Lam Research	3,249	2,111,363
Leidos Holdings	1,976	203,034
Manhattan Associates *	868	118,031
Marvell Technology	4,925	237,877
Mastercard, Cl A	5,274	1,901,699
Maxim Integrated Products *	1,819	185,556
Microchip Technology	3,099	486,388

13

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Micron Technology *	13,434	$1,130,337
Microsoft	50,353	12,572,137
MKS Instruments	2,300	432,929
MongoDB, Cl A *	114	33,281
Monolithic Power Systems	1,080	370,570
Motorola Solutions	1,813	372,227
NetApp	1,536	118,840
NortonLifeLock	10,521	291,011
Nuance Communications *	2,730	144,417
NVIDIA	5,105	3,317,127
Okta, Cl A *	503	111,887
ON Semiconductor *	6,356	254,494
Oracle	16,143	1,271,100
Palo Alto Networks *	186	67,564
Paychex	4,525	457,658
Paycom Software *	690	227,424
Paylocity Holding *	364	61,818
PayPal Holdings *	8,296	2,157,126
Pegasystems	622	73,483
PTC *	1,123	150,639
Qorvo *	4,719	862,256
QUALCOMM	15,046	2,024,289
RingCentral, Cl A *	509	133,597
salesforce.com *	662	157,622
Seagate Technology Holdings	4,961	475,016
ServiceNow *	634	300,440
Skyworks Solutions	3,619	615,230
Slack Technologies, Cl A *	1,869	82,311
SolarEdge Technologies *	678	174,931
Splunk *	620	75,144
Square, Cl A *	287	63,863
SS&C Technologies Holdings	2,241	165,543
SYNNEX	3,877	490,828
Synopsys *	2,849	724,615
TE Connectivity	2,425	329,024
Teradata *	6,058	289,996
Teradyne	9,185	1,215,635
Texas Instruments	7,543	1,431,812
Trade Desk, Cl A *	81	47,639
Trimble *	5,825	453,127
Twilio, Cl A *	307	103,152
Tyler Technologies *	233	93,936
Ubiquiti	1,565	471,879
Universal Display	638	137,719
VeriSign *	777	170,878
Visa, Cl A	9,141	2,077,749
VMware, Cl A *	393	62,051

14

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Western Digital *	4,446	$334,472
Western Union	5,564	136,151
WEX *	140	27,427
Workday, Cl A *	304	69,531
Xilinx *	2,362	299,974
Zebra Technologies, Cl A *	1,254	623,301
Zendesk *	1,398	191,051
Zoom Video Communications, Cl A *	1,424	472,099
Zscaler *	722	140,212
		97,278,196

MATERIALS — 2.9%
Air Products & Chemicals	1,128	338,017
Albemarle	4,132	690,375
Amcor	13,649	161,058
AptarGroup	873	128,602
Avery Dennison	1,614	355,935
Ball	5,182	425,753
Berry Global Group *	4,502	307,081
Celanese, Cl A	2,139	353,898
CF Industries Holdings	999	53,117
Chemours	23,579	847,194
Corteva	7,696	350,168
Crown Holdings	7,956	821,377
Dow	10,340	707,463
DuPont de Nemours	1,482	125,362
Eagle Materials	319	46,816
Eastman Chemical	6,743	845,572
Ecolab	1,192	256,375
Element Solutions	4,689	109,676
FMC	1,667	194,522
Freeport-McMoRan	36,317	1,551,462
Graphic Packaging Holding	5,617	99,309
Huntsman	1,444	40,981
International Flavors & Fragrances	2,108	298,640
International Paper	5,853	369,324
Linde	2,187	657,413
LyondellBasell Industries, Cl A	6,571	740,026
Martin Marietta Materials	531	193,098
Mosaic	17,538	633,823
Newmont	4,969	365,122
Nucor	5,786	593,296
Olin	9,816	479,904
Packaging Corp of America	3,028	450,112
PPG Industries	3,223	579,238
Reliance Steel & Aluminum	3,380	568,077
Royal Gold	799	98,892

15

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
RPM International	4,567	$427,152
Scotts Miracle-Gro	4,235	920,562
Sherwin-Williams	2,387	676,786
Silgan Holdings	1,512	63,701
Southern Copper	1,684	117,442
Steel Dynamics	6,896	430,517
Valvoline	3,495	115,335
Vulcan Materials	1,187	217,601
Westlake Chemical	1,500	151,305
Westrock	4,381	255,500
		18,212,979

REAL ESTATE — 0.1%
Brookfield Property REIT, Cl A ‡	2,523	47,281
CBRE Group, Cl A *	6,825	599,098
Jones Lang LaSalle *	112	22,652
Life Storage ‡	589	58,570
Medical Properties Trust ‡	5,586	118,256
		845,857

UTILITIES — 1.0%
AES	9,004	228,792
Alliant Energy	1,852	105,842
Ameren	1,670	140,614
American Electric Power	2,485	213,710
American Water Works	1,226	190,055
Atmos Energy	1,670	165,614
Avangrid	659	34,716
CenterPoint Energy	7,375	186,587
CMS Energy	1,938	121,590
Consolidated Edison	2,264	174,871
Dominion Energy	3,249	247,379
DTE Energy	1,300	179,387
Duke Energy	2,844	285,026
Edison International	717	40,059
Entergy	1,355	142,627
Essential Utilities	3,319	158,648
Evergy	3,068	190,185
Eversource Energy	2,319	188,280
Exelon	6,592	297,431
FirstEnergy	3,669	139,092
NextEra Energy	10,148	743,037
NiSource	5,185	132,217
NRG Energy	3,781	121,559
PG&E *	11,383	115,424
Pinnacle West Capital	1,524	128,900

16

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — continued
PPL	5,203	$151,459
Public Service Enterprise Group	3,423	212,637
Sempra Energy	1,958	265,289
Southern	4,088	261,305
Vistra	6,053	97,877
WEC Energy Group	2,135	200,498
Xcel Energy	3,556	252,049
		6,112,756

Total Common Stock
(Cost $281,364,793)		387,748,856
REGISTERED INVESTMENT COMPANIES — 34.4%

EQUITY FUNDS — 34.4%
AQR Large Cap Defensive Style Fund, Cl R6	606,821	17,585,663
DFA Real Estate Securities Portfolio, Cl I	776,854	34,344,698
DFA US Small Cap Portfolio, Cl I	525,182	24,961,918
DFA US Small Cap Value Portfolio, Cl I	311,670	14,495,793
DFA US Targeted Value Portfolio, Cl I	1,377,984	43,365,171
iShares MSCI USA Min Vol Factor ETF	551,398	40,020,467
Vanguard Small Cap Value ETF	60,115	10,586,251
Vanguard U.S. Quality Factor ETF	68,307	8,022,063
Vanguard U.S. Value Factor ETF	183,402	18,686,830
Total Registered Investment Companies
(Cost $140,764,756)		212,068,854
SHORT-TERM INVESTMENT — 2.6%

DWS Government Money Market Series, Institutional Shares, 0.030% (A)
(Cost $15,930,731)	15,930,731	15,930,731

Total Investments — 99.9%
(Cost $438,060,280)		$615,748,441

A list of the open futures contracts held by the Fund at May 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	13	Jun-2021	$2,554,487	$2,731,560	$177,073
			$2,554,487	$2,731,560	$177,073

A list of open total return swap agreements held by the Fund at May 31, 2021 is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
Reflow	SPUSX NAV	SOFR +25 BPS	SPUSX	Annually	03/02/2022	USD	12,084,976	$535,858	$535,858

17

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2021

(Unaudited)

Percentages are based on Net Assets of $616,292,334.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of May 31, 2021.

BPS — Basis Points

Cl — Class

ETF — Exchange-Traded Fund

MIN —  Minimum

MSCI —  Morgan Stanley Capital International

S&P — Standard & Poor's

SOFR — Secured Overnight Financing Rate

SPUSX — Symmetry Panoramic US Equity Fund

USD — United States Dollar

VOL — Volatility

The following table summarizes the inputs used as of May 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$387,748,856	$–	$–	$387,748,856
Registered Investment Companies	212,068,854	–	–	212,068,854
Short-Term Investment	15,930,731	–	–	15,930,731
Total Investments in Securities	$615,748,441	$–	$–	$615,748,441

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contract^
Unrealized Appreciation	$177,073	$–	$–	$177,073
Total Return Swap^
Unrealized Appreciation	–	535,858	–	535,858
Total Other Financial Instruments	$177,073	$535,858	$–	$712,931

^	Futures contracts and swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as "—" are $0.

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

18

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2021

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 67.6%
	Shares	Value
EQUITY FUNDS — 67.6%
AQR International Defensive Style Fund, Cl R6	678,066	$10,476,113
Avantis Emerging Markets Equity ETF	256,298	17,675,592
Avantis International Equity ETF	91,878	5,948,182
Avantis International Small Cap Value ETF	114,505	7,654,659
DFA Emerging Markets Portfolio, Cl I	955,164	34,042,059
DFA Emerging Markets Small Cap Portfolio, Cl I	601,759	15,976,705
DFA Emerging Markets Targeted Value Portfolio, Cl I	269,560	3,655,239
DFA International High Relative Profitability Portfolio, Cl I	1,328,122	18,248,402
DFA International Real Estate Securities, Cl I	2,035,155	10,114,719
DFA International Small Cap Growth Portfolio, Cl I	112,315	2,182,281
DFA International Small Cap Value Portfolio, Cl I	788,423	17,558,188
DFA International Value Portfolio, Cl I	841,505	16,956,325
DFA Large Cap International Portfolio, Cl I	1,228,124	34,301,498
iShares MSCI EAFE Min Vol Factor ETF	141,476	10,814,425
iShares MSCI Emerging Markets Min Vol Factor ETF	194,945	12,632,436
Schwab International Small Cap Equity ETF	74,825	3,170,335
Total Registered Investment Companies
(Cost $160,760,698)		221,407,158
COMMON STOCK — 29.5%

AUSTRALIA — 0.9%
BHP Group	14,164	427,573
BlueScope Steel	12,468	205,668
CSL	288	64,291
Fortescue Metals Group	30,993	529,307
Glencore	51,090	232,987
REA Group	1,089	138,222
Rio Tinto	8,538	735,378
Sonic Healthcare	4,916	132,081
Washington H Soul Pattinson	1,255	28,730
Wesfarmers	7,479	320,332
Woolworths Group	4,135	133,750
		2,948,319
AUSTRIA — 0.1%
Erste Group Bank	436	18,121
OMV	2,186	127,260
voestalpine	3,932	176,987
		322,368
BRAZIL — 0.5%
Banco Santander Brasil	8,500	66,706
Cia Brasileira de Distribuicao	9,500	71,309
Cia Siderurgica Nacional	23,900	204,161

1

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
JBS	15,200	$87,991
Vale ADR, Cl B	34,628	745,195
WEG	41,400	273,024
Wheaton Precious Metals	1,709	81,980
Yara International	2,903	154,800
		1,685,166
CANADA — 2.2%
Agnico Eagle Mines	400	28,800
Alimentation Couche-Tard, Cl B	2,784	101,815
Bank of Montreal	5,267	552,969
Bank of Nova Scotia	7,581	510,316
BCE	527	26,200
Canadian Imperial Bank of Commerce	3,888	458,495
Canadian National Railway	194	21,840
Canadian Natural Resources	9,859	341,541
Canadian Pacific Railway	6,800	552,196
Canadian Tire, Cl A	1,780	304,650
Cenovus Energy	23,586	191,531
CGI, Cl A *	292	26,100
Constellation Software	28	40,188
Dollarama	803	35,123
Empire	1,696	58,038
George Weston	887	86,824
Hydro One	1,413	35,955
iA Financial	1,773	102,017
IGM Financial	514	18,921
Intact Financial	1,902	258,271
Kinross Gold	14,210	115,157
Magna International	3,058	307,509
National Bank of Canada	6,172	481,682
Open Text	420	19,730
Pan American Silver	4,078	137,255
Ritchie Bros Auctioneers	1,530	91,391
Royal Bank of Canada	8,278	860,794
Sun Life Financial	5,631	303,306
Toromont Industries	430	39,069
Toronto-Dominion Bank	6,084	438,503
West Fraser Timber	4,027	309,879
WSP Global	1,891	214,482
		7,070,547
CHILE — 0.1%
Antofagasta	7,299	160,430
Lundin Mining	11,461	123,049
		283,479
CHINA — 3.2%
Agricultural Bank of China, Cl H	214,000	87,006
Agricultural Bank of China, Cl A	35,800	18,445
Airtac International Group	1,000	36,370
Anhui Conch Cement, Cl A	4,300	33,083
ANTA Sports Products	5,000	101,318
Bank of Beijing, Cl A	31,100	24,037
Bank of China, Cl A	32,800	17,209
Bank of China, Cl H	109,000	41,334
Bank of Communications, Cl A	25,400	19,674

2

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Bank of Ningbo, Cl A	4,608	$30,879
Bank of Shanghai, Cl A	15,700	20,929
Baoshan Iron & Steel, Cl A	18,500	22,822
BOE Technology Group, Cl A	56,500	55,935
Bosideng International Holdings	82,000	44,826
BYD, Cl A	700	19,992
BYD, Cl H	7,000	160,985
BYD Electronic International	32,500	207,106
China Construction Bank, Cl H	31,000	25,567
China Everbright Bank, Cl A	35,600	21,578
China Everbright Bank, Cl H	236,000	100,660
China Fortune Land Development, Cl A *	15,300	13,107
China Fortune Land Development, Cl A *	6,760	5,791
China Hongqiao Group	119,000	192,752
China International Travel Service, Cl A	1,900	102,863
China Lesso Group Holdings	78,000	197,942
China Longyuan Power Group, Cl H	127,000	182,563
China Merchants Bank, Cl A	7,100	65,333
China Merchants Bank, Cl H	138,000	1,277,681
China Merchants Securities, Cl A	9,800	31,479
China Merchants Shekou Industrial Zone Holdings, Cl A	10,900	19,979
China Minsheng Banking, Cl A	28,800	21,361
China National Building Material, Cl H	112,000	148,872
China Pacific Insurance Group, Cl A	2,700	14,859
China Petroleum & Chemical, Cl A	25,000	17,551
China Resources Beer Holdings	2,000	17,731
China Resources Land	10,000	47,271
China Shenhua Energy, Cl H	110,000	243,182
China Vanke, Cl A	7,800	33,023
CIFI Holdings Group	66,000	57,610
CITIC Securities, Cl A	11,000	45,194
COSCO SHIPPING Holdings, Cl H *	34,000	71,458
Country Garden Services Holdings	31,000	315,015
CSPC Pharmaceutical Group	12,800	19,284
Daqin Railway, Cl A	15,100	16,439
ENN Energy Holdings	1,600	29,478
Far East Horizon	70,000	76,844
Foshan Haitian Flavouring & Food, Cl A	2,964	63,242
Fosun International	23,500	37,959
Fuyao Glass Industry Group, Cl H	2,800	17,617
Geely Automobile Holdings	6,000	15,196
Great Wall Motor, Cl H	131,500	366,641
Gree Electric Appliances of Zhuhai, Cl A	2,500	22,437
Guotai Junan Securities, Cl A	10,200	28,213
Haier Smart Home, Cl A	7,342	35,398
Haitian International Holdings	29,000	104,934
Haitong Securities, Cl A	14,000	25,833
Huatai Securities, Cl A	9,200	24,747
Huaxia Bank, Cl A	24,900	25,138
Industrial & Commercial Bank of China, Cl H	93,000	61,134
Industrial & Commercial Bank of China, Cl A	19,500	16,131
Industrial Bank, Cl A	7,200	26,346
Inner Mongolia Yili Industrial Group, Cl A	4,400	28,092
Innovent Biologics *	13,000	149,913
Jiangsu Hengrui Medicine, Cl A	4,920	66,410
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,200	41,097

3

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Jiangxi Copper, Cl H	19,000	$44,603
Kingboard Holdings	29,500	163,261
Kingdee International Software Group *	42,000	160,017
Kunlun Energy	14,000	15,930
Kweichow Moutai, Cl A	500	175,391
KWG Group Holdings	100,500	153,412
Lee & Man Paper Manufacturing	34,000	30,853
Li Ning	58,500	539,364
Logan Property Holdings	16,000	25,735
Longfor Group Holdings	41,500	242,411
Luxshare Precision Industry, Cl A	10,769	66,495
Luzhou Laojiao, Cl A	1,900	81,846
Meituan Dianping, Cl B *	9,300	318,585
Midea Group, Cl A	2,800	36,314
NARI Technology, Cl A	7,100	33,790
New China Life Insurance, Cl A	2,700	21,921
PetroChina, Cl A	21,900	16,060
Ping An Bank, Cl A	9,600	36,947
Ping An Healthcare and Technology *	1,400	16,139
Ping An Insurance Group of China, Cl A	4,400	50,464
Poly Developments and Holdings Group, Cl A	11,900	25,376
Postal Savings Bank of China, Cl H	95,000	68,365
SAIC Motor, Cl A	5,600	17,928
Sany Heavy Industry, Cl A	13,100	62,768
Shandong Weigao Group Medical Polymer, Cl H	88,000	183,243
Shanghai Fosun Pharmaceutical Group, Cl H	3,000	24,806
Shanghai Pudong Development Bank, Cl A	12,100	19,679
Shenwan Hongyuan Group, Cl A	24,800	18,687
Sinotruk Hong Kong	24,500	58,869
Suning.com, Cl A *	11,399	12,260
Tencent Holdings	14,400	1,123,270
Tingyi Cayman Islands Holding	12,000	22,833
Tsingtao Brewery, Cl H	10,000	106,114
Uni-President China Holdings	20,000	21,886
Weichai Power, Cl H	72,000	167,552
Wilmar International	63,300	229,540
Yihai International Holding	11,000	86,940
Yonghui Superstores, Cl A	9,400	8,397
Yonghui Superstores, Cl A	6,300	5,628
Zhongsheng Group Holdings	29,000	241,819
Zoomlion Heavy Industry Science and Technology	75,000	93,595
		10,339,988
DENMARK — 0.5%
AP Moller - Maersk, Cl B	91	252,174
Carlsberg, Cl B	123	22,600
Danske Bank	7,431	140,262
DSV Panalpina	1,754	428,675
GN Store Nord	396	33,827
Orsted	161	24,739
Pandora *	2,855	386,826
ROCKWOOL International, Cl B	258	128,334
Tryg	863	20,542

4

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
Vestas Wind Systems	5,005	$196,420
		1,634,399
FINLAND — 0.4%
Elisa	1,640	97,317
Kesko, Cl B	3,145	109,427
Kone, Cl B	3,127	254,358
Neste	3,754	247,805
Nordea Bank Abp *	6,487	70,512
Stora Enso, Cl R	16,309	290,642
UPM-Kymmene	4,729	180,675
		1,250,736
FRANCE — 1.5%
Air Liquide	1,682	286,532
Arkema	654	86,739
BNP Paribas	10,959	755,454
Bouygues	4,455	181,280
Capgemini	162	30,329
Cie de Saint-Gobain	4,701	315,910
Cie Generale des Etablissements Michelin SCA	747	114,374
CNP Assurances	25,613	471,227
Credit Agricole	18,972	284,893
Dassault Systemes	377	86,806
EssilorLuxottica	971	168,865
Gecina ‡	706	113,083
Hermes International	135	188,309
Kering	58	53,237
L'Oreal	162	73,400
LVMH Moet Hennessy Louis Vuitton	119	95,316
Publicis Groupe	2,615	176,901
Sartorius Stedim Biotech	580	251,785
Schneider Electric	4,005	637,818
Societe Generale	10,057	322,666
Teleperformance	348	133,501
		4,828,425
GERMANY — 1.4%
adidas	60	21,954
Allianz	666	177,031
Bayerische Motoren Werke	2,094	222,819
Brenntag	3,426	322,137
Carl Zeiss Meditec	1,014	187,741
Daimler	7,348	686,754
Deutsche Bank *	16,782	253,568
Deutsche Boerse	408	66,722
Deutsche Post	10,107	687,130
Evonik Industries	5,610	201,758
GEA Group	2,509	109,292
Hannover Rueck	1,516	265,555
HeidelbergCement	208	19,031
Infineon Technologies	3,462	140,212
KION Group	333	35,422
LANXESS	1,753	131,109
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	343	98,742

5

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Puma	399	$45,670
Siemens	4,055	666,260
Siemens Energy *	2,099	66,986
Volkswagen	132	48,360
Zalando *	409	43,685
		4,497,938
HONG KONG — 0.2%
Kingboard Laminates Holdings	70,500	152,689
Nine Dragons Paper Holdings	113,000	178,622
Sun Hung Kai Properties	2,000	31,250
Techtronic Industries	11,000	207,236
Vinda International Holdings	4,000	12,616
Wharf Real Estate Investment	5,000	30,269
Xinyi Glass Holdings	38,000	148,732
		761,414
HUNGARY — 0.0%
OTP Bank Nyrt *	1,193	65,574
Richter Gedeon Nyrt	3,082	86,077
		151,651
INDONESIA — 0.1%
Adaro Energy	1,498,700	122,832
Astra International	168,600	60,877
Charoen Pokphand Indonesia	91,600	43,023
Indah Kiat Pulp & Paper	115,000	67,526
Indofood Sukses Makmur	114,600	49,975
United Tractors	23,100	35,309
		379,542
ITALY — 0.3%
Enel	39,060	387,599
Ferrari	455	96,055
FinecoBank Banca Fineco *	7,772	129,728
Mediobanca Banca di Credito Finanziario *	14,769	176,055
Prysmian	4,988	172,329
		961,766
JAPAN — 5.2%
Acom	6,300	28,694
Advantest	3,700	326,712
Ajinomoto	6,000	139,650
Bandai Namco Holdings	2,700	193,936
Bank of Kyoto	1,600	80,685
Brother Industries	6,700	143,158
Casio Computer	5,300	92,697
Chiba Bank	27,500	178,090
Chugai Pharmaceutical	5,700	216,047
Daiichi Sankyo	9,600	220,527
Daikin Industries	1,500	300,749
Denso	2,700	186,694
Disco	300	91,358
Fuji Electric	2,100	98,764
FUJIFILM Holdings	3,700	254,832
Fujitsu	1,800	293,989

6

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Hamamatsu Photonics	700	$42,892
Hikari Tsushin	200	39,608
Hino Motors	4,300	40,968
Hisamitsu Pharmaceutical	1,100	60,973
Hitachi	5,000	263,217
Hitachi Metals *	3,900	75,181
Honda Motor	1,200	37,604
Hoshizaki	1,000	90,616
Hoya	3,800	500,444
Hulic	6,500	73,306
Isuzu Motors	2,600	35,152
ITOCHU	12,100	365,285
Itochu Techno-Solutions	1,500	47,644
Japan Airport Terminal *	700	31,971
JFE Holdings	15,700	211,363
JSR	7,300	222,104
Kakaku.com	2,000	59,550
Kansai Paint	800	21,647
KDDI	1,800	61,239
Keyence	100	49,495
Kobayashi Pharmaceutical	400	35,451
Kubota	5,500	126,994
Kurita Water Industries	2,500	118,749
Kyowa Hakko Kirin	1,500	45,755
LIXIL Group	800	21,653
M3	5,400	362,330
Marubeni	15,400	138,072
Minebea Mitsumi	5,400	147,659
Mitsubishi Electric	14,200	221,652
Mitsubishi Gas Chemical	10,100	237,802
Mitsubishi UFJ Financial Group	25,400	145,608
Mitsui	6,000	133,067
Mitsui Chemicals	600	20,372
MonotaRO	5,400	125,936
Murata Manufacturing	6,600	500,490
Nabtesco	2,900	134,959
Nexon	8,700	206,082
NGK Insulators	4,100	72,758
NH Foods	900	36,386
Nidec	200	23,092
Nintendo	900	557,727
Nippon Paint Holdings	3,000	43,707
Nippon Sanso Holdings	2,500	49,536
Nippon Steel	10,100	192,471
Nippon Telegraph & Telephone	7,100	191,495
Nippon Yusen	8,600	351,452
Nitori Holdings	300	51,900
Nitto Denko	2,200	174,052
Nomura Holdings	40,200	220,815
Nomura Real Estate Holdings	3,400	89,223
Nomura Research Institute	7,800	248,629
Obayashi	5,600	47,637
Obic	100	18,752
Oji Holdings	6,700	40,141
Olympus	7,300	155,767
Omron	3,000	238,033
Oriental Land	200	29,620

7

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
ORIX	15,600	$276,398
Otsuka	700	37,869
Otsuka Holdings	1,200	50,180
Pan Pacific International Holdings	4,100	81,771
Panasonic	27,300	311,733
Recruit Holdings	1,800	92,594
Renesas Electronics *	9,400	99,192
Resona Holdings	4,000	17,157
Ricoh	1,600	19,091
Rinnai	1,400	139,182
Rohm	600	56,458
Seiko Epson	1,800	32,747
Sekisui Chemical	7,100	123,994
Sekisui House	3,300	69,610
SG Holdings	2,400	53,096
Shimadzu	600	21,311
Shimamura	700	67,260
Shimano	200	45,680
Shin-Etsu Chemical	3,600	625,508
SMC	100	60,248
Sompo Holdings	1,100	44,217
Sony	9,500	943,716
Square Enix Holdings	2,700	145,229
SUMCO	4,800	111,210
Sumitomo Electric Industries	1,500	23,148
Sumitomo Metal Mining	2,700	120,569
Sumitomo Mitsui Financial Group	2,300	83,992
Sumitomo Mitsui Trust Holdings	2,100	73,253
Suzuki Motor	4,700	205,688
Sysmex	900	93,528
T&D Holdings	21,300	289,239
TDK	1,100	138,917
Terumo	1,100	42,558
Toho Gas	1,400	77,673
Tokyo Electron	1,300	571,318
Tosoh	5,000	89,089
TOTO	1,400	77,213
Toyoda Gosei	3,100	79,258
Toyota Industries	2,200	190,696
Toyota Motor	2,000	165,912
Unicharm	900	35,766
Yamaha	600	36,225
Yamaha Motor	6,800	200,048
Yamato Holdings	2,500	68,382
Z Holdings	12,400	59,056
		16,979,644
JORDAN — 0.0%
Hikma Pharmaceuticals	953	33,094
LUXEMBOURG — 0.2%
ArcelorMittal	17,775	577,815
Eurofins Scientific	1,070	114,615
		692,430
MALAYSIA — 0.2%
Hartalega Holdings	14,200	31,632

8

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
MALAYSIA — continued
Kossan Rubber Industries	61,200	$60,994
Press Metal Aluminium Holdings	25,800	32,456
RHB Bank	10,300	13,380
Sime Darby	202,400	111,747
Supermax	146,613	150,849
Telekom Malaysia	63,100	94,715
Top Glove	14,500	17,899
		513,672
MEXICO — 0.4%
Alfa, Cl A	334,600	234,177
America Movil ADR, Cl L	3,259	50,091
Arca Continental	7,700	42,772
Cemex ADR *	22,557	186,772
Gruma, Cl B	1,080	11,631
Grupo Bimbo, Ser A	5,900	12,826
Grupo Financiero Banorte, Cl O	24,100	164,385
Grupo Mexico	59,100	283,661
Industrias Penoles *	2,700	40,295
Kimberly-Clark de Mexico, Cl A	16,314	29,396
Orbia Advance	27,200	76,760
Wal-Mart de Mexico	41,600	132,812
		1,265,578
NETHERLANDS — 0.6%
Adyen *	61	141,372
ASML Holding	1,776	1,200,304
Koninklijke DSM	888	163,587
NN Group	4,708	239,828
Randstad	2,542	198,031
Wolters Kluwer	1,455	139,596
		2,082,718
NORWAY — 0.1%
Gjensidige Forsikring	3,248	73,220
Norsk Hydro	52,793	342,771
		415,991
PERU — 0.2%
Southern Copper	7,241	504,987
PHILIPPINES — 0.0%
PLDT	855	23,627
POLAND — 0.1%
Dino Polska *	283	21,970
KGHM Polska Miedz	3,001	165,691
Orange Polska *	22,072	40,358
PGE Polska Grupa Energetyczna *	41,359	114,421
Polskie Gornictwo Naftowe i Gazownictwo	75,562	135,629
		478,069
RUSSIA — 0.1%
Evraz	30,507	276,530
SAUDI ARABIA — 0.0%
Delivery Hero *	282	38,253

9

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SINGAPORE — 0.0%
Mapletree Commercial Trust ‡	25,300	$39,548
Venture	3,400	49,529
		89,077
SOUTH AFRICA — 0.8%
Absa Group *	23,963	248,169
Anglo American	9,271	413,089
Anglo American Platinum	2,463	311,305
Aspen Pharmacare Holdings *	1,620	19,319
Clicks Group	1,125	21,214
FirstRand	6,672	27,332
Impala Platinum Holdings	8,342	144,637
Kumba Iron Ore	3,864	172,318
Momentum Metropolitan Holdings	27,492	39,323
Mr Price Group	8,179	137,825
MTN Group *	13,941	102,839
MultiChoice Group	3,958	39,212
Pepkor Holdings *	8,768	12,829
Sasol *	13,922	226,673
Shoprite Holdings	2,080	23,102
Sibanye Stillwater	68,981	315,514
Standard Bank Group	12,927	124,883
Vodacom Group	10,733	103,049
Woolworths Holdings *	22,165	89,584
		2,572,216
SOUTH KOREA — 3.1%
Amorepacific	409	105,186
BNK Financial Group	1,560	11,112
Celltrion *	166	40,792
Celltrion Pharm *	390	48,304
CJ	2,013	197,787
CJ CheilJedang	362	153,524
DB Insurance	1,519	68,842
Doosan Bobcat *	3,631	164,484
E-MART	499	69,841
GS Engineering & Construction	2,767	110,236
Hana Financial Group	4,688	190,916
Hankook Tire	2,094	90,590
Hanon Systems	4,257	64,803
Hanwha *	4,959	141,294
Hanwha Solutions	2,578	104,885
Hyundai Engineering & Construction	1,443	72,698
Hyundai Glovis	427	73,321
Hyundai Mobis	251	62,671
Hyundai Motor	444	92,493
Hyundai Steel	2,235	107,008
Kakao	1,305	142,787
KB Financial Group	5,109	261,260
Kia Motors	5,045	383,139
Korea Investment Holdings	1,364	127,947
Korea Zinc	321	132,764
Kumho Petrochemical	1,423	298,616
LG	1,907	182,727
LG Chemical	482	360,370
LG Display *	555	11,707
LG Electronics	2,299	312,721

10

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
LG Innotek	1,132	$205,065
Lotte Chemical	211	53,275
LX Holdings *	925	10,158
Meritz Securities	15,139	60,667
Mirae Asset Daewoo	11,221	99,376
NAVER	1,516	486,592
NCSoft	263	201,218
Pan Ocean	8,175	50,752
POSCO	998	319,578
Posco International	6,072	116,975
Samsung Card	3,077	91,859
Samsung Electro-Mechanics	1,155	174,417
Samsung Electronics	39,370	2,827,509
Samsung Engineering *	1,742	30,186
Samsung Life Insurance	1,402	104,696
Samsung SDI	280	161,175
Samsung Securities	1,240	51,625
Seegene	1,232	75,700
Shinhan Financial Group	707	26,797
SK Holdings	255	60,814
SK Hynix	2,985	335,520
SK Telecom	548	156,340
Yuhan	1,845	106,132
		9,991,251
SPAIN — 0.4%
Banco Bilbao Vizcaya Argentaria *	61,836	386,254
CaixaBank	110,550	383,320
Iberdrola	31,951	440,452
Industria de Diseno Textil	1,078	41,924
		1,251,950
SWEDEN — 1.3%
Alfa Laval	4,917	183,788
Assa Abloy, Cl B	3,854	118,873
Atlas Copco, Cl A	10,110	619,061
Boliden	6,040	242,936
Electrolux	1,720	49,014
Epiroc, Cl A	4,719	107,677
EQT	2,484	90,492
Hennes & Mauritz, Cl B *	5,237	135,322
Hexagon, Cl B	9,422	134,802
Husqvarna, Cl B	9,035	133,305
Investor, Cl B	11,172	256,911
L E Lundbergforetagen, Cl B	1,472	90,449
Nibe Industrier, Cl B	25,240	265,825
Sandvik	13,059	347,515
Skandinaviska Enskilda Banken, Cl A	15,724	203,268
Skanska, Cl B	2,816	79,535
SKF, Cl B	10,252	277,969
Svenska Cellulosa SCA, Cl B	2,539	42,463
Svenska Handelsbanken, Cl A	7,147	81,781
Swedbank	6,566	120,435
Swedish Match	11,280	104,681
Telefonaktiebolaget LM Ericsson, Cl B	12,950	173,666

11

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Volvo, Cl B	18,051	$476,504
		4,336,272
SWITZERLAND — 0.9%
Baloise Holding	261	43,551
Chocoladefabriken Lindt & Spruengli	5	47,215
Credit Suisse Group	15,934	174,317
EMS-Chemie Holding	88	82,574
Geberit	52	37,775
Givaudan	28	125,229
Holcim Ltd	3,462	207,868
Kuehne + Nagel International	1,107	374,244
Logitech International	1,285	158,399
Lonza Group	195	126,268
Partners Group Holding	42	63,511
Sika	797	256,980
Sonova Holding	421	149,258
STMicroelectronics	5,702	213,349
Straumann Holding	19	29,802
Swiss Life Holding	127	66,317
UBS Group	13,492	220,611
Zurich Insurance Group	1,088	457,594
		2,834,862
TAIWAN — 3.1%
Accton Technology	19,000	200,640
Acer	39,000	44,911
Advantech	9,898	116,480
ASE Technology Holding	49,000	195,471
Asia Cement	92,000	166,907
Asustek Computer	8,000	112,803
AU Optronics	161,000	137,278
Cathay Financial Holding	67,000	134,217
Chailease Holding	24,034	181,438
Chicony Electronics	6,000	16,731
Compal Electronics	18,000	15,139
CTBC Financial Holding	75,000	62,203
Delta Electronics	8,000	84,209
E.Sun Financial Holding	221,569	202,701
Eclat Textile	3,000	70,296
Evergreen Marine Taiwan	103,000	360,685
Feng TAY Enterprise	4,680	41,336
Fubon Financial Holding	52,000	135,028
Giant Manufacturing	9,000	108,293
Globalwafers	8,000	230,856
Hon Hai Precision Industry	81,000	324,175
Innolux	182,000	147,425
Inventec	15,000	13,917
Lite-On Technology	70,000	165,902
MediaTek	22,000	761,950
Mega Financial Holding	54,000	64,413
Micro-Star International	39,000	234,855
Nien Made Enterprise	2,000	29,439
Novatek Microelectronics	27,000	493,912
Pegatron	8,000	21,157
Phison Electronics	7,000	118,205
Quanta Computer	44,000	139,616

12

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Realtek Semiconductor	22,000	$395,104
SinoPac Financial Holdings	51,000	24,745
Synnex Technology International	54,000	114,318
Taishin Financial Holding	182,117	96,519
Taiwan Cement	116,523	212,748
Taiwan Cooperative Financial Holding	140,135	105,216
Taiwan Semiconductor Manufacturing ADR	25,862	3,035,164
United Microelectronics	310,000	589,266
Vanguard International Semiconductor	29,000	122,957
Walsin Technology	9,000	67,577
Win Semiconductors	6,000	70,813
Wistron	26,000	28,655
Yuanta Financial Holding	177,840	164,065
Zhen Ding Technology Holding	36,000	126,218
		10,285,953
THAILAND — 0.1%
Indorama Ventures NVDR	40,600	59,166
Kasikornbank NVDR	53,500	204,485
PTT Exploration & Production NVDR	4,900	18,426
PTT Global Chemical NVDR	10,300	20,780
Siam Commercial Bank NVDR	39,900	130,314
Srisawad NVDR	13,900	33,512
		466,683
TURKEY — 0.1%
BIM Birlesik Magazalar	4,433	33,296
Eregli Demir ve Celik Fabrikalari	73,712	165,286
Ford Otomotiv Sanayi	11,329	228,459
		427,041
UNITED KINGDOM — 1.1%
Admiral Group	6,148	256,488
Ashtead Group	6,149	449,108
AstraZeneca	170	19,326
Auto Trader Group *	4,696	37,399
BAE Systems	12,804	95,697
Barclays	120,686	313,713
Berkeley Group Holdings	1,580	104,812
CNH Industrial	1,340	23,034
Croda International	450	44,673
Direct Line Insurance Group	15,217	64,199
Entain *	8,748	204,532
Experian	5,901	226,459
Halma	5,137	189,845
JD Sports Fashion	16,394	219,798
Kingfisher	29,480	150,586
Legal & General Group	75,485	304,026
M&G	61,632	213,303
Mondi	1,143	30,909
Next *	816	94,381
Persimmon	6,805	304,101
Spirax-Sarco Engineering	369	66,419
SSE	1,149	25,140
United Utilities Group	2,190	30,578

13

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Wm Morrison Supermarkets	7,302	$18,316
		3,486,842
UNITED STATES — 0.0%
ENERGY — 0.0%
Tenaris	8,592	98,435
ZAMBIA — 0.1%
First Quantum Minerals	11,926	296,657
Total Common Stock
(Cost $63,235,413)		96,557,570
PREFERRED STOCK — 0.0%

BRAZIL — 0.0%
Gerdau (1)	15,900	99,579
Lojas Americanas *(1)	8,300	32,059
Total Preferred Stock
(Cost $125,963)		131,638
SHORT-TERM INVESTMENT — 2.6%

DWS Government Money Market Series, Institutional Shares, 0.030% (A)
(Cost $8,529,260)	8,529,260	8,529,260

Total Investments — 99.7%
(Cost $232,651,334)		$326,625,626

A list of the open futures contracts held by the Fund at May 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Index	11	Jun-2021	$1,221,231	$1,286,285	$65,054
S&P TSX 60 Index	1	Jun-2021	187,601	196,647	7,787
SGX Nifty 50	141	Jun-2021	4,300,487	4,368,885	68,398
			$5,709,319	$5,851,817	$141,239

A list of open total return swap agreements held by the Fund at May 31, 2021, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPILX NAV	SOFR +35 BPS	SPILX	Annually	03/02/2022	USD	2,957,688	$174,861	$174,861

Percentages are based on Net Assets of $327,600,577.

‡	Real Estate Investment Trust
*	Non-income producing security.
(1)	Rate is not available
(A)	The rate reported is the 7-day effective yield as of May 31, 2021.

14

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2021

(Unaudited)

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

S&P— Standard & Poor’s

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPILX — Symmetry Panoramic International Equity Fund

TSX — Toronto Stock Exchange

USD — United States Dollar

VOL — Volatility

The following table summarizes the inputs used as of May 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$221,407,158	$–	$–	$221,407,158
Common Stock
Australia	–	2,948,319	–	2,948,319
Austria	–	322,368	–	322,368
Brazil	1,530,366	154,800	–	1,685,166
Canada	7,070,547	–	–	7,070,547
Chile	123,049	160,430	–	283,479
China	–	10,339,988	–	10,339,988
Denmark	–	1,634,399	–	1,634,399
Finland	–	1,250,736	–	1,250,736
France	–	4,828,425	–	4,828,425
Germany	–	4,497,938	–	4,497,938
Hong Kong	–	761,414	–	761,414
Hungary	–	151,651	–	151,651
Indonesia	–	379,542	–	379,542
Italy	–	961,766	–	961,766
Japan	–	16,979,644	–	16,979,644
Jordan	–	33,094	–	33,094
Luxembourg	–	692,430	–	692,430
Malaysia	–	513,672	–	513,672
Mexico	1,265,578	–	–	1,265,578
Netherlands	–	2,082,718	–	2,082,718
Norway	–	415,991	–	415,991
Peru	504,987	–	–	504,987
Philippines	–	23,627	–	23,627
Poland	–	478,069	–	478,069
Russia	–	276,530	–	276,530
Saudi Arabia	–	38,253	–	38,253
Singapore	–	89,077	–	89,077
South Africa	–	2,572,216	–	2,572,216
South Korea	10,158	9,981,093	–	9,991,251
Spain	–	1,251,950	–	1,251,950
Sweden	–	4,336,272	–	4,336,272
Switzerland	–	2,834,862	–	2,834,862
Taiwan	3,035,164	7,250,789	–	10,285,953
Thailand	–	466,683	–	466,683
Turkey	–	427,041	–	427,041
United Kingdom	–	3,486,842	–	3,486,842
United States	–	98,435	–	98,435
Zambia	296,657	–	–	296,657
Total Common Stock	13,836,506	82,721,064	–	96,557,570
Preferred Stock
Brazil	131,638	–	–	131,638
Short-Term Investment	8,529,260	–	–	8,529,260
Total Investments in Securities	$243,904,562	$82,721,064	$–	$326,625,626

15

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2021

(Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts^
Unrealized Appreciation	$141,239	$–	$–	$141,239
Total Return Swap^
Unrealized Appreciation	–	174,861	–	174,861
Total Other Financial Instruments	$141,239	$174,861	$–	$316,100

^	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as "—" are $0.

For the period ended May 31, 2021, there were no transfers in or out Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 49.4%
	Shares	Value
AUSTRALIA — 0.4%
BHP Group	10,720	$323,608
BlueScope Steel	10,436	172,149
CSL	245	54,692
Fortescue Metals Group	24,313	415,224
Glencore *	41,140	187,612
REA Group	734	93,163
Rio Tinto	5,909	508,943
Sonic Healthcare	2,856	76,734
Washington H Soul Pattinson	952	21,794
Wesfarmers	6,233	266,965
Woolworths Group	2,634	85,198
		2,206,082
AUSTRIA — 0.0%
Erste Group Bank	334	13,881
OMV	1,453	84,588
Verbund	222	20,566
voestalpine	3,209	144,444
		263,479
BRAZIL — 0.2%
Banco Santander Brasil	6,600	51,795
Cia Brasileira de Distribuicao	7,700	57,798
Cia Siderurgica Nacional	17,700	151,199
JBS	9,800	56,731
Raia Drogasil *	2,000	10,553
Suzano Papel e Celulose *	700	8,274
Vale ADR, Cl B	26,753	575,725
WEG	29,800	196,524
Wheaton Precious Metals	1,224	58,715
Yara International	2,221	118,433
		1,285,747
CANADA — 0.9%
Agnico Eagle Mines	287	20,664
Alimentation Couche-Tard, Cl B	1,904	69,632
Bank of Montreal	3,975	417,325
Bank of Nova Scotia	5,642	379,792
BCE	1,146	56,975
Canadian Imperial Bank of Commerce	2,927	345,168
Canadian Natural Resources	7,486	259,335
Canadian Pacific Railway	5,780	469,366
Canadian Tire, Cl A	1,369	234,307
Cenovus Energy	18,318	148,752
CGI, Cl A *	253	22,614
Constellation Software	22	31,576
Dollarama	718	31,405
Empire	1,438	49,209
George Weston	512	50,117
Gildan Activewear	644	23,296
Hydro One	1,426	36,286
iA Financial	1,680	96,666
IGM Financial	677	24,921
Intact Financial	1,593	216,312
Kinross Gold	10,562	85,594

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Magna International	2,242	$225,453
Manulife Financial	2,002	41,828
National Bank of Canada	4,302	335,741
Pan American Silver	3,132	105,415
Quebecor, Cl B	512	13,914
Ritchie Bros Auctioneers	1,078	64,392
Royal Bank of Canada	6,070	631,194
Sun Life Financial	4,065	218,956
Teck Resources, Cl B	1,069	26,370
Toromont Industries	171	15,537
Toronto-Dominion Bank	4,412	317,994
West Fraser Timber	3,005	231,236
WSP Global	1,366	154,935
		5,452,277
CHILE — 0.0%
Antofagasta	5,161	113,437
Lundin Mining	8,903	95,586
		209,023
CHINA — 1.3%
Agricultural Bank of China, Cl H	196,000	79,688
Agricultural Bank of China, Cl A	31,800	16,384
Airtac International Group	1,000	36,370
Anhui Conch Cement, Cl A	3,288	25,297
ANTA Sports Products	1,000	20,264
Bank of Beijing, Cl A	26,800	20,714
Bank of China, Cl A	31,200	16,370
Bank of Communications, Cl A	23,300	18,048
Bank of Ningbo, Cl A	2,400	16,083
Bank of Shanghai, Cl A	12,297	16,392
Baoshan Iron & Steel, Cl A	13,800	17,024
BOE Technology Group, Cl A	13,700	13,563
Bosideng International Holdings	78,000	42,639
BYD, Cl A	500	14,278
BYD, Cl H	6,000	137,987
BYD Electronic International	25,000	159,313
China Construction Bank, Cl H	47,000	38,763
China Everbright Bank, Cl H	242,000	103,219
China Everbright Bank, Cl A	30,400	18,426
China Fortune Land Development, Cl A *	16,470	14,109
China Hongqiao Group	94,000	152,258
China International Travel Service, Cl A	1,400	75,794
China Lesso Group Holdings	62,000	157,338
China Longyuan Power Group, Cl H	87,000	125,063
China Medical System Holdings	4,000	10,022
China Merchants Bank, Cl A	5,100	46,929
China Merchants Bank, Cl H	101,500	939,743
China Merchants Securities, Cl A	5,500	17,667
China Merchants Shekou Industrial Zone Holdings, Cl A	8,400	15,397
China Minsheng Banking, Cl A	24,100	17,875
China National Building Material, Cl H	88,000	116,971
China Pacific Insurance Group, Cl A	1,900	10,456
China Petroleum & Chemical, Cl A	19,200	13,479

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Resources Beer Holdings	2,000	$17,731
China Resources Gas Group	2,000	12,410
China Resources Land	10,000	47,271
China Shenhua Energy, Cl H	80,000	176,860
China Vanke, Cl A	6,100	25,826
CIFI Holdings Group	54,000	47,135
COSCO SHIPPING Holdings, Cl H *	42,500	89,322
Country Garden Services Holdings	24,000	243,883
CSPC Pharmaceutical Group	14,640	22,056
Daqin Railway, Cl A	59,900	65,212
ENN Energy Holdings	800	14,739
Far East Horizon	33,000	36,227
Foshan Haitian Flavouring & Food, Cl A	2,340	49,928
Fosun International	22,000	35,536
Fuyao Glass Industry Group, Cl H	6,800	42,784
Geely Automobile Holdings	9,000	22,794
Great Wall Motor, Cl H	102,000	284,391
Gree Electric Appliances of Zhuhai, Cl A	1,900	17,052
Guotai Junan Securities, Cl A	5,377	14,872
Haier Smart Home, Cl A	5,441	26,233
Haitian International Holdings	6,000	21,710
Haitong Securities, Cl A	8,300	15,315
Huatai Securities, Cl A	5,700	15,332
Huaxia Bank, Cl A	20,800	20,999
Industrial & Commercial Bank of China, Cl H	99,000	65,079
Industrial & Commercial Bank of China, Cl A	16,300	13,484
Industrial Bank, Cl A	5,400	19,759
Inner Mongolia Yili Industrial Group, Cl A	3,200	20,430
Innovent Biologics *	9,500	109,552
Jiangsu Hengrui Medicine, Cl A	3,600	48,593
Jiangsu Yanghe Brewery Joint-Stock, Cl A	900	30,822
Jiangxi Copper, Cl H	18,000	42,256
Kingboard Holdings	19,500	107,918
Kingdee International Software Group *	34,000	129,537
Kunlun Energy	20,000	22,757
Kweichow Moutai, Cl A	400	140,313
KWG Group Holdings	77,000	117,540
Lee & Man Paper Manufacturing	30,000	27,223
Lenovo Group	42,000	50,591
Li Ning	45,000	414,896
Longfor Group Holdings	32,000	186,920
Luxshare Precision Industry, Cl A	5,815	35,906
Luzhou Laojiao, Cl A	1,700	73,230
Meituan Dianping, Cl B *	6,800	232,944
Midea Group, Cl A	2,100	27,235
NARI Technology, Cl A	5,400	25,699
New China Life Insurance, Cl A	2,100	17,049
PetroChina, Cl A	16,800	12,320
Ping An Bank, Cl A	7,000	26,941
Ping An Healthcare and Technology *	2,300	26,514
Ping An Insurance Group of China, Cl A	3,200	36,701
Poly Developments and Holdings Group, Cl A	9,100	19,405
SAIC Motor, Cl A	3,100	9,925
Sany Heavy Industry, Cl A	12,400	59,414
Shandong Weigao Group Medical Polymer, Cl H	60,000	124,938

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Shanghai Fosun Pharmaceutical Group, Cl H	2,500	$20,672
Shanghai Pudong Development Bank, Cl A	10,000	16,264
Shenwan Hongyuan Group, Cl A	19,500	14,694
Sinotruk Hong Kong	19,000	45,654
Suning.com, Cl A *	8,900	9,572
Tencent Holdings	11,100	865,854
Tingyi Cayman Islands Holding	12,000	22,833
Tsingtao Brewery, Cl H	8,000	84,891
Uni-President China Holdings	18,000	19,697
Weichai Power, Cl H	56,000	130,318
Wilmar International	45,600	165,356
Xinjiang Goldwind Science & Technology, Cl H	8,800	14,775
Yihai International Holding	9,000	71,133
Yonghui Superstores, Cl A	10,200	9,112
Yuexiu Property	40,000	9,903
Zhongsheng Group Holdings	22,500	187,619
Zoomlion Heavy Industry Science and Technology	7,200	8,985
		7,862,764
DENMARK — 0.2%
AP Moller - Maersk, Cl B	78	216,149
Carlsberg, Cl B	97	17,823
Coloplast, Cl B	96	15,274
Danske Bank	7,177	135,468
DSV Panalpina	1,211	295,966
GN Store Nord	390	33,314
Orsted	235	36,111
Pandora *	2,206	298,892
ROCKWOOL International, Cl B	150	74,613
Tryg	620	14,758
Vestas Wind Systems	4,295	168,556
		1,306,924
FINLAND — 0.2%
Elisa	989	58,687
Kesko, Cl B	2,384	82,949
Kone, Cl B	2,776	225,807
Neste	3,239	213,809
Nordea Bank Abp	7,086	77,023
Stora Enso, Cl R	12,373	220,498
UPM-Kymmene	3,245	123,978
		1,002,751
FRANCE — 0.6%
Air Liquide	1,227	209,022
Arkema	455	60,346
BNP Paribas	8,054	555,199
Bouygues	3,110	126,551
Cie de Saint-Gobain	3,178	213,564
Cie Generale des Etablissements Michelin SCA	542	82,987
CNP Assurances	19,605	360,692
Credit Agricole	14,189	213,069
Dassault Systemes	244	56,182
EssilorLuxottica	589	102,432

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Gecina ‡	501	$80,247
Hermes International	98	136,698
Kering	49	44,976
Legrand	668	70,063
L'Oreal	155	70,229
LVMH Moet Hennessy Louis Vuitton	89	71,287
Publicis Groupe	1,907	129,005
Sartorius Stedim Biotech	458	198,823
Schneider Electric	3,162	503,565
Societe Generale	7,744	248,456
Teleperformance	298	114,320
		3,647,713
GERMANY — 0.6%
adidas	47	17,197
Allianz	451	119,881
Bayerische Motoren Werke	1,868	198,770
Brenntag	2,945	276,910
Carl Zeiss Meditec	737	136,455
Daimler	6,384	596,657
Deutsche Bank *	12,203	184,381
Deutsche Boerse	247	40,393
Deutsche Post	7,541	512,679
Evonik Industries	4,598	165,363
GEA Group	1,917	83,505
Hannover Rueck	1,175	205,823
HeidelbergCement	156	14,273
Infineon Technologies	2,180	88,291
KION Group	350	37,230
LANXESS	1,426	106,652
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	229	65,924
Puma	269	30,790
RWE	433	16,487
Siemens	3,335	547,960
Siemens Energy *	582	18,574
Volkswagen	94	34,438
Zalando *	338	36,101
		3,534,734
HONG KONG — 0.1%
Kingboard Laminates Holdings	66,500	144,026
Nine Dragons Paper Holdings	79,000	124,877
Sun Hung Kai Properties	1,000	15,625
Techtronic Industries	8,000	150,717
Vinda International Holdings	4,000	12,616
Xinyi Glass Holdings	28,000	109,592
		557,453
HUNGARY — 0.0%
OTP Bank Nyrt *	573	31,495
Richter Gedeon Nyrt	582	16,255
		47,750
INDONESIA — 0.0%
Adaro Energy	1,134,000	92,941

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDONESIA — continued
Astra International	147,800	$53,366
Charoen Pokphand Indonesia	32,300	15,171
Indah Kiat Pulp & Paper	88,600	52,025
Indofood Sukses Makmur	91,900	40,076
United Tractors	27,500	42,035
		295,614
ITALY — 0.1%
Enel	32,139	318,921
Ferrari	239	50,455
FinecoBank Banca Fineco *	6,173	103,038
Mediobanca Banca di Credito Finanziario *	10,210	121,709
Prysmian	4,171	144,103
		738,226
JAPAN — 2.2%
Acom	4,800	21,862
Advantest	2,500	220,751
Ajinomoto	4,800	111,720
Bandai Namco Holdings	1,900	136,474
Bank of Kyoto	1,200	60,514
Brother Industries	5,300	113,245
Casio Computer	3,400	59,466
Chiba Bank	22,800	147,653
Chugai Pharmaceutical	3,600	136,451
Daiichi Sankyo	7,500	172,286
Daikin Industries	1,100	220,549
Denso	2,200	152,121
Disco	200	60,905
Fuji Electric	1,800	84,655
FUJIFILM Holdings	2,600	179,071
Fujitsu	1,400	228,658
Hamamatsu Photonics	500	30,637
Hikari Tsushin	200	39,608
Hino Motors	3,200	30,488
Hisamitsu Pharmaceutical	800	44,344
Hitachi	4,000	210,573
Hitachi Metals *	2,600	50,121
Honda Motor	1,000	31,336
Hoshizaki	700	63,431
Hoya	2,900	381,918
Hulic	5,100	57,517
Isuzu Motors	2,200	29,744
ITOCHU	9,400	283,775
Itochu Techno-Solutions	2,300	73,054
Japan Airport Terminal *	500	22,837
JFE Holdings	12,400	166,937
JSR	5,700	173,423
Kakaku.com	1,500	44,663
KDDI	1,000	34,021
Keyence	100	49,496
Kikkoman	300	19,873
Kobayashi Pharmaceutical	300	26,589
Koito Manufacturing	300	19,797
Kubota	2,700	62,342
Kurita Water Industries	1,400	66,499
Kyowa Hakko Kirin	1,000	30,503

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
M3	4,200	$281,812
Marubeni	13,200	118,347
Minebea Mitsumi	4,100	112,111
Mitsubishi Electric	11,200	174,824
Mitsubishi Gas Chemical	7,900	186,003
Mitsubishi UFJ Financial Group	21,500	123,251
Mitsui	4,700	104,236
Mitsui Chemicals	500	16,977
Miura	400	18,281
MonotaRO	4,200	97,950
Murata Manufacturing	3,600	272,995
Nabtesco	2,600	120,998
Nexon	6,800	161,075
NGK Insulators	3,400	60,336
NH Foods	700	28,300
Nidec	300	34,639
Nintendo	700	433,787
Nippon Paint Holdings	2,000	29,138
Nippon Sanso Holdings	1,800	35,666
Nippon Steel	8,100	154,358
Nippon Telegraph & Telephone	6,000	161,827
Nippon Yusen	7,100	290,152
Nitori Holdings	200	34,600
Nitto Denko	1,700	134,495
Nomura Holdings	33,400	183,463
Nomura Real Estate Holdings	2,400	62,981
Nomura Research Institute	5,700	181,690
NTT Data	1,100	17,768
Obayashi	4,300	36,579
Obic	100	18,752
Olympus	6,300	134,429
Omron	2,300	182,492
Oriental Land	200	29,621
ORIX	7,500	132,883
Otsuka	1,700	91,967
Otsuka Holdings	900	37,635
Pan Pacific International Holdings	2,900	57,838
Panasonic	20,900	238,653
Recruit Holdings	1,300	66,874
Renesas Electronics *	6,900	72,811
Ricoh	1,200	14,318
Rinnai	1,100	109,357
Rohm	500	47,049
Ryohin Keikaku	700	13,448
Seiko Epson	1,900	34,566
Sekisui Chemical	5,900	103,037
Sekisui House	3,300	69,610
SG Holdings	1,600	35,397
Shimadzu	700	24,863
Shimamura	500	48,043
Shimano	200	45,680
Shin-Etsu Chemical	2,800	486,506
SMC	200	120,496
Sompo Holdings	1,000	40,198
Sony	7,400	735,105
Square Enix Holdings	2,100	112,956
SUMCO	3,400	78,774

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Sumitomo Electric Industries	1,100	$16,975
Sumitomo Metal Mining	2,100	93,776
Sumitomo Mitsui Financial Group	2,100	76,689
Sumitomo Mitsui Trust Holdings	1,800	62,788
Suzuki Motor	3,600	157,549
Sysmex	700	72,744
T&D Holdings	16,800	228,132
TDK	800	101,030
Terumo	800	30,951
Toho Gas	900	49,933
Tokyo Electron	1,000	439,475
Tosoh	4,000	71,271
TOTO	1,100	60,668
Toyoda Gosei	2,500	63,918
Toyota Industries	1,800	156,024
Toyota Motor	1,000	82,956
Unicharm	700	27,818
Yamaha	400	24,150
Yamaha Motor	5,500	161,804
Z Holdings	10,000	47,626
		13,028,181
LUXEMBOURG — 0.1%
ArcelorMittal	13,185	428,607
Eurofins Scientific	690	73,911
		502,518
MALAYSIA — 0.1%
Hartalega Holdings	8,300	18,489
Kossan Rubber Industries	59,800	59,599
Press Metal Aluminium Holdings	31,000	38,998
RHB Bank	16,700	21,693
Sime Darby	87,200	48,144
Supermax	113,395	116,671
Telekom Malaysia	69,200	103,871
Top Glove	7,200	8,888
		416,353
MEXICO — 0.2%
Alfa, Cl A	245,400	171,748
America Movil ADR, Cl L	3,463	53,226
Arca Continental	5,300	29,440
Cemex ADR *	18,743	155,192
Grupo Bimbo, Ser A	18,400	40,000
Grupo Financiero Banorte, Cl O	17,300	118,003
Grupo Mexico	45,400	217,905
Industrias Penoles *	2,300	34,326
Kimberly-Clark de Mexico, Cl A	12,130	21,857
Orbia Advance	25,600	72,245
Wal-Mart de Mexico	43,700	139,516
		1,053,458
NETHERLANDS — 0.3%
Adyen *	43	99,656
ASML Holding	1,245	841,429
Koninklijke DSM	639	117,716

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — continued
NN Group	3,578	$182,265
Randstad	2,271	176,919
Wolters Kluwer	998	95,751
		1,513,736
NORWAY — 0.0%
Gjensidige Forsikring	2,260	50,948
Norsk Hydro	38,918	252,684
		303,632
PERU — 0.1%
Southern Copper	6,542	456,239
PHILIPPINES — 0.0%
PLDT	475	13,126
POLAND — 0.1%
Dino Polska *	183	14,207
KGHM Polska Miedz	2,487	137,312
Orange Polska *	5,457	9,978
PGE Polska Grupa Energetyczna *	34,428	95,246
Polskie Gornictwo Naftowe i Gazownictwo	64,399	115,592
		372,335
PUERTO RICO — 0.1%
Popular	7,160	584,328
RUSSIA — 0.0%
Evraz	20,844	188,940
SAUDI ARABIA — 0.0%
Delivery Hero *	201	27,265
SINGAPORE — 0.0%
Mapletree Commercial Trust ‡	21,400	33,452
Venture	1,400	20,394
		53,846
SOUTH AFRICA — 0.3%
Absa Group *	17,140	177,508
Anglo American	7,182	320,009
Anglo American Platinum	1,835	231,930
Aspen Pharmacare Holdings *	1,196	14,263
FirstRand	5,526	22,637
Impala Platinum Holdings	6,574	113,982
Kumba Iron Ore	1,143	50,973
Momentum Metropolitan Holdings	19,629	28,076
Mr Price Group	6,619	111,538
MTN Group *	13,963	103,001
MultiChoice Group	4,823	47,782
Pepkor Holdings *	12,265	17,945
Sasol *	10,006	162,914
Shoprite Holdings	2,772	30,788
Sibanye Stillwater	53,377	244,143
Standard Bank Group	9,123	88,134
Vodacom Group	8,154	78,288
Woolworths Holdings *	19,095	77,176
		1,921,087

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — 1.3%
Amorepacific	311	$79,983
BNK Financial Group	2,334	16,626
Celltrion *	170	41,775
Celltrion Pharm *	122	15,110
CJ	1,303	128,026
CJ CheilJedang	292	123,837
DB Insurance	1,142	51,756
Doosan Bobcat *	2,760	125,028
E-MART	406	56,825
GS Engineering & Construction	2,119	84,420
Hana Financial Group	3,628	147,749
Hankook Tire	1,690	73,112
Hanon Systems	3,606	54,893
Hanwha	3,829	109,097
Hanwha Solutions *	1,883	76,609
Hyundai Engineering & Construction	1,170	58,944
Hyundai Glovis	348	59,755
Hyundai Mobis	228	56,928
Hyundai Motor	331	68,953
Hyundai Steel	1,687	80,770
Kakao	1,080	118,168
KB Financial Group	3,842	196,469
Kia Motors	3,952	300,132
Korea Investment Holdings	1,034	96,992
Korea Zinc	257	106,294
Kumho Petrochemical	1,112	233,353
LG	1,612	154,427
LG Chemical	369	275,885
LG Electronics	1,192	162,142
LG Innotek	574	103,982
Lotte Chemical	172	43,428
LX Holdings *	782	8,584
Meritz Securities	11,809	47,322
Mirae Asset Daewoo	8,901	78,830
NAVER	1,172	376,178
NCSoft	203	155,313
Pan Ocean	6,912	42,911
POSCO	745	238,563
Posco International	4,449	85,709
Samsung Card	2,068	61,737
Samsung Electro-Mechanics	919	138,779
Samsung Electronics	29,758	2,137,186
Samsung Engineering *	748	12,962
Samsung Life Insurance	1,070	79,904
Samsung SDI	237	136,423
Samsung Securities	930	38,719
Seegene	992	60,953
Shin Poong Pharmaceutical	141	8,309
Shinhan Financial Group	941	35,667
SK Holdings	188	44,835
SK Hynix	2,473	277,970
SK Telecom	433	123,532
Yuhan	1,186	68,223
		7,560,077
SPAIN — 0.2%
Banco Bilbao Vizcaya Argentaria *	46,140	288,210

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SPAIN — continued
CaixaBank	86,144	$298,695
Iberdrola	27,203	375,000
Industria de Diseno Textil	1,023	39,785
		1,001,690
SWEDEN — 0.6%
Alfa Laval	4,339	162,184
Atlas Copco, Cl A	7,734	473,572
Boliden	5,254	211,322
Electrolux	1,157	32,970
Epiroc, Cl A	3,719	84,859
EQT	1,484	54,062
Hennes & Mauritz, Cl B *	4,152	107,287
Hexagon, Cl B	8,225	117,676
Husqvarna, Cl B	5,085	75,026
Investor, Cl B	11,436	262,982
L E Lundbergforetagen, Cl B	1,013	62,245
Nibe Industrier, Cl B	21,544	226,899
Sandvik	10,303	274,175
Skandinaviska Enskilda Banken, Cl A	13,458	173,975
Skanska, Cl B	5,215	147,293
SKF, Cl B	7,597	205,982
Svenska Cellulosa SCA, Cl B	1,784	29,836
Svenska Handelsbanken, Cl A	2,498	28,584
Swedbank	5,226	95,857
Swedish Match	9,830	91,225
Telefonaktiebolaget LM Ericsson, Cl B	10,730	143,894
Volvo, Cl B	13,561	357,978
		3,419,883
SWITZERLAND — 0.4%
Baloise Holding	221	36,877
Chocoladefabriken Lindt & Spruengli	5	47,215
Credit Suisse Group	11,846	129,594
EMS-Chemie Holding	77	72,252
Geberit	81	58,842
Givaudan	24	107,339
Holcim Ltd	2,250	135,096
Kuehne + Nagel International	809	273,499
Logitech International	886	109,215
Lonza Group	142	91,949
Partners Group Holding	76	114,925
Sika	541	174,437
Sonova Holding	280	99,269
STMicroelectronics	4,306	161,116
Straumann Holding	35	54,898
Swiss Life Holding	60	31,331
UBS Group	9,462	154,715
Zurich Insurance Group	839	352,869
		2,205,438
TAIWAN — 1.3%
Accton Technology	15,000	158,400
Acer	42,000	48,366
Advantech	6,599	77,657
ASE Technology Holding	33,000	131,644
Asia Cement	71,000	128,808

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Asustek Computer	6,000	$84,603
AU Optronics	142,000	121,078
Cathay Financial Holding	47,000	94,152
Chailease Holding	18,584	140,295
Chicony Electronics	5,000	13,942
China Life Insurance	10,720	9,539
Compal Electronics	39,000	32,802
Delta Electronics	9,000	94,736
E.Sun Financial Holding	176,390	161,370
Eclat Textile	2,000	46,864
Evergreen Marine Taiwan	79,000	276,642
Feng TAY Enterprise	4,080	36,036
Fubon Financial Holding	16,000	41,547
Giant Manufacturing	8,000	96,260
Globalwafers	7,000	201,999
Hon Hai Precision Industry	65,000	260,141
Hua Nan Financial Holdings	17,633	11,530
Innolux	159,000	128,794
Lite-On Technology	10,000	23,700
MediaTek	17,000	588,780
Mega Financial Holding	28,000	33,399
Micro-Star International	24,000	144,526
Nien Made Enterprise	2,000	29,439
Novatek Microelectronics	21,000	384,154
Pegatron	19,000	50,249
Phison Electronics	4,000	67,545
Quanta Computer	25,000	79,327
Realtek Semiconductor	18,000	323,267
SinoPac Financial Holdings	24,000	11,645
Synnex Technology International	32,000	67,744
Taishin Financial Holding	129,938	68,865
Taiwan Cement	93,388	170,508
Taiwan Cooperative Financial Holding	128,368	96,381
Taiwan Semiconductor Manufacturing ADR	19,547	2,294,036
United Microelectronics	202,000	383,973
Vanguard International Semiconductor	23,000	97,518
Walsin Technology	7,000	52,560
Win Semiconductors	1,000	11,802
Winbond Electronics	17,000	20,871
Wistron	16,000	17,634
Yuanta Financial Holding	154,960	142,957
Zhen Ding Technology Holding	28,000	98,170
		7,656,255
THAILAND — 0.1%
Indorama Ventures NVDR	34,700	50,568
Kasikornbank NVDR	41,200	157,472
PTT Exploration & Production NVDR	6,300	23,691
PTT Global Chemical NVDR	12,600	25,421
Siam Commercial Bank NVDR	34,300	112,024
		369,176
TURKEY — 0.0%
BIM Birlesik Magazalar	3,196	24,005
Eregli Demir ve Celik Fabrikalari	75,178	168,573
Ford Otomotiv Sanayi	4,308	86,874

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
TURKEY — continued
Turkcell Iletisim Hizmetleri	4,308	$7,953
		287,405
UNITED KINGDOM — 0.5%
Admiral Group	4,382	182,812
Ashtead Group	4,475	326,843
AstraZeneca	1,371	155,859
Auto Trader Group *	3,946	31,425
BAE Systems	9,058	67,699
Barclays	100,192	260,441
Berkeley Group Holdings	1,162	77,083
CNH Industrial	805	13,838
Croda International	333	33,058
Direct Line Insurance Group	15,499	65,389
Entain *	6,160	144,023
Experian	4,503	172,809
Halma	3,072	113,530
JD Sports Fashion	11,168	149,732
Kingfisher	25,679	131,170
Legal & General Group	52,042	209,606
Linde	1,408	423,245
M&G	51,142	176,998
Mondi	1,416	38,292
Next *	564	65,234
Persimmon	3,867	172,808
Spirax-Sarco Engineering	264	47,519
SSE	784	17,154
		3,076,567
UNITED STATES — 36.9%
COMMUNICATION SERVICES — 2.8%
Activision Blizzard	4,777	464,563
Alphabet, Cl A *	1,361	3,207,673
Alphabet, Cl C *	739	1,782,143
Altice USA, Cl A *	3,281	118,313
AT&T	27,978	823,393
Cable One	150	272,334
Charter Communications, Cl A *	453	314,622
Comcast, Cl A	17,933	1,028,278
Discovery, Cl C *	3,941	118,427
DISH Network, Cl A *	2,713	118,070
Electronic Arts	1,639	234,262
Facebook, Cl A *	8,258	2,714,652
Fox, Cl B	2,469	89,575
Fox, Cl A	3,250	121,388
Liberty Broadband, Cl A *	267	43,270
Liberty Broadband, Cl C *	570	94,785
Liberty Media -Liberty SiriusXM, Cl B *	2,196	95,548
Lions Gate Entertainment, Cl A *	16,548	322,355
Live Nation Entertainment *	922	83,081
Lumen Technologies	14,104	195,199
Match Group *	2,046	293,356
Netflix *	643	323,307
New York Times, Cl A	1,050	44,961
News, Cl A	2,548	68,771
Omnicom Group	2,187	179,859

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES — continued
Pinterest, Cl A *	640	$41,792
Roku, Cl A *	326	113,027
Sirius XM Holdings	6,100	38,125
Snap, Cl A *	3,149	195,616
Spotify Technology *	233	56,286
Take-Two Interactive Software *	921	170,901
T-Mobile US *	2,995	423,643
Twitter *	2,913	168,954
Verizon Communications	26,627	1,504,159
ViacomCBS, Cl B	4,745	201,283
Walt Disney *	3,165	565,427
Zillow Group, Cl C *	978	114,739
Zynga, Cl A *	4,242	45,983
		16,792,120

CONSUMER DISCRETIONARY — 4.7%
Amazon.com *	994	3,203,732
Aptiv *	1,354	203,669
AutoNation *	4,486	458,155
AutoZone *	192	270,067
Best Buy	4,706	547,025
Booking Holdings *	37	87,377
BorgWarner	1,753	89,911
Brunswick	3,295	336,848
Burlington Stores *	997	322,400
Caesars Entertainment *	615	66,082
Capri Holdings *	5,872	333,001
CarMax *	1,849	212,986
Carnival *	6,565	194,061
Chewy, Cl A *	576	42,405
Chipotle Mexican Grill, Cl A *	107	146,802
Choice Hotels International	455	55,014
Darden Restaurants	1,179	168,868
Dick's Sporting Goods	3,756	366,323
Dollar General	4,306	873,946
Dollar Tree *	2,484	242,190
Domino's Pizza	448	191,238
DR Horton	7,685	732,304
eBay	6,286	382,692
Etsy *	1,746	287,619
Expedia Group *	770	136,251
Floor & Decor Holdings, Cl A *	582	57,216
Foot Locker	3,073	194,490
Ford Motor *	51,972	755,153
Gap	5,126	171,465
Garmin	4,133	587,878
General Motors *	19,043	1,129,440
Gentex	5,203	184,707
Genuine Parts	797	104,503
Hanesbrands	4,021	78,570
Harley-Davidson	3,119	151,178
Hilton Worldwide Holdings *	1,360	170,367
Home Depot	3,565	1,136,914
Kohl's	2,172	120,524
L Brands	7,147	499,361
Las Vegas Sands *	1,762	101,756
Lear	201	38,865

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Leggett & Platt	990	$54,480
Lennar, Cl A	5,913	585,446
LKQ *	4,413	224,886
Lowe's	3,750	730,612
Lululemon Athletica *	1,017	328,623
Marriott International, Cl A *	1,591	228,436
Mattel *	3,309	70,184
McDonald's	2,001	468,014
MGM Resorts International	1,594	68,335
Mohawk Industries *	1,319	277,887
Newell Brands	3,089	88,623
NIKE, Cl B	5,458	744,799
NVR *	78	381,204
O'Reilly Automotive *	565	302,343
Peloton Interactive, Cl A *	377	41,587
Penn National Gaming *	460	37,706
Penske Automotive Group	3,074	263,104
Polaris	1,020	133,844
Pool	1,040	454,012
PulteGroup	10,126	585,182
PVH *	511	58,673
Qurate Retail *	33,281	453,620
Ross Stores	1,504	190,091
Royal Caribbean Cruises *	1,930	180,011
Skechers U.S.A., Cl A *	1,724	81,890
Starbucks	3,068	349,384
Tapestry *	5,166	231,902
Target	6,071	1,377,631
Tempur Sealy International	8,016	308,616
Tesla *	402	251,338
Thor Industries	1,731	212,913
TJX	3,817	257,800
Toll Brothers	7,966	519,702
Tractor Supply	2,036	369,941
Ulta Beauty *	510	176,134
VF	940	74,937
Wayfair, Cl A *	1,458	446,935
Whirlpool	2,232	529,185
Williams-Sonoma	2,959	501,669
Yum! Brands	1,479	177,436
		28,252,468

CONSUMER STAPLES — 1.7%
Altria Group	5,469	269,184
Archer-Daniels-Midland	3,898	259,334
Boston Beer, Cl A *	92	97,351
Brown-Forman, Cl B	2,089	167,872
Campbell Soup	2,227	108,388
Casey's General Stores	1,026	226,582
Church & Dwight	1,704	146,084
Clorox	528	93,313
Coca-Cola	10,707	591,990
Colgate-Palmolive	3,606	302,111
Conagra Brands	4,619	175,984
Constellation Brands, Cl A	785	188,180
Costco Wholesale	1,253	473,972
Estee Lauder, Cl A	1,075	329,509

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
General Mills	3,466	$217,873
Hain Celestial Group *	3,082	125,622
Hershey	1,115	192,951
Hormel Foods	2,190	106,303
J M Smucker	1,154	153,816
Kellogg	2,641	172,959
Keurig Dr Pepper	3,013	111,361
Kimberly-Clark	1,473	192,418
Kraft Heinz	5,758	250,991
Kroger	8,344	308,561
Lamb Weston Holdings	511	42,152
McCormick	1,406	125,218
Mondelez International, Cl A	3,890	247,132
Monster Beverage *	2,244	211,542
Nu Skin Enterprises, Cl A	2,762	166,162
PepsiCo	6,014	889,711
Philip Morris International	4,188	403,849
Procter & Gamble	7,289	982,922
Spectrum Brands Holdings	1,390	123,557
Sysco	2,262	183,222
Tyson Foods, Cl A	2,801	222,680
US Foods Holding *	728	28,348
Walgreens Boots Alliance	6,026	317,329
Walmart	5,066	719,524
		9,926,057

ENERGY — 1.0%
Baker Hughes, Cl A	6,206	151,426
Cheniere Energy *	1,789	151,886
Chevron	5,077	526,942
Cimarex Energy	1,422	96,341
ConocoPhillips	8,114	452,274
Devon Energy	6,059	160,927
Diamondback Energy	3,239	259,347
EOG Resources	3,166	254,356
Equities *	13,368	279,124
Exxon Mobil	10,611	619,364
Halliburton	22,904	514,195
Hess	2,822	236,540
Kinder Morgan	11,398	209,039
Marathon Oil	41,071	497,370
Marathon Petroleum	3,557	219,823
Occidental Petroleum	7,636	198,231
ONEOK	4,201	221,561
Phillips 66	2,374	199,938
Pioneer Natural Resources	1,344	204,543
Schlumberger	10,489	328,620
Tenaris	7,417	84,974
Valero Energy	2,169	174,387
Williams	5,634	148,400
		6,189,608
FINANCIALS — 5.3%
Aflac	4,183	237,092
Allstate	3,084	421,305
Ally Financial	9,726	532,109
American Express	1,862	298,162

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
American International Group	5,053	$267,001
Ameriprise Financial	2,704	702,607
Aon, Cl A	2,362	598,460
Arch Capital Group *	3,839	153,138
Arthur J Gallagher	1,856	272,108
Assurant	1,057	170,336
Bank of America	19,461	824,952
Bank of New York Mellon	4,817	250,869
Bank OZK	5,710	243,874
Berkshire Hathaway, Cl B *	4,585	1,327,082
BlackRock, Cl A	806	706,894
Blackstone Group, Cl A	2,538	235,196
Brown & Brown	1,337	70,219
Capital One Financial	4,857	780,908
Charles Schwab	4,253	314,084
Chubb	1,635	277,934
Cincinnati Financial	1,521	185,121
Citigroup	5,660	445,499
Citizens Financial Group	21,623	1,078,988
CME Group, Cl A	1,371	299,920
Comerica	3,950	310,036
Commerce Bancshares	900	70,092
Discover Financial Services	3,864	453,093
East West Bancorp	9,222	689,621
Erie Indemnity, Cl A	133	26,750
Evercore, Cl A	856	124,856
FactSet Research Systems	295	98,636
Fidelity National Financial	3,034	142,568
Fifth Third Bancorp	8,741	368,346
First American Financial	1,333	85,725
First Citizens BancShares, Cl A	71	61,103
First Horizon	11,245	214,442
First Republic Bank	1,161	222,262
Goldman Sachs Group	1,394	518,596
Hartford Financial Services Group	3,818	249,506
Huntington Bancshares	12,987	205,974
Intercontinental Exchange	2,316	261,430
Invesco	21,769	621,070
Jefferies Financial Group	15,274	490,754
JPMorgan Chase	7,649	1,256,272
KeyCorp	35,680	822,067
KKR	2,096	116,726
Lincoln National	5,364	374,354
M&T Bank	1,213	194,917
Markel *	130	159,314
MarketAxess Holdings	263	122,700
Marsh & McLennan	3,993	552,432
MetLife	5,148	336,473
MGIC Investment	13,184	194,069
Moody's	958	321,265
Morgan Stanley	10,946	995,539
MSCI, Cl A	410	191,933
Nasdaq	2,044	342,288
Northern Trust	2,411	292,189
Pinnacle Financial Partners	280	25,458
PNC Financial Services Group	1,718	334,460
Primerica	604	97,975

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Principal Financial Group	2,249	$147,062
Progressive	6,961	689,696
Prosperity Bancshares	2,554	192,189
Prudential Financial	2,406	257,370
Raymond James Financial	300	39,777
Regions Financial	32,427	759,116
S&P Global	709	269,044
SEI Investments	1,311	83,170
Signature Bank NY	947	236,513
SLM	20,228	409,617
State Street	5,713	496,917
SVB Financial Group *	1,315	766,500
Synchrony Financial	10,833	513,593
Synovus Financial	9,650	474,008
T Rowe Price Group	2,744	525,064
Travelers	1,759	280,912
Truist Financial	5,225	322,801
Unum Group	19,932	617,294
US Bancorp	5,359	325,720
Virtu Financial, Cl A	3,702	112,726
Webster Financial	3,050	172,874
Wells Fargo	10,199	476,497
Western Alliance Bancorp	5,394	539,454
Willis Towers Watson	476	124,407
WR Berkley	759	59,194
Zions Bancorp	807	46,709
		31,577,373

HEALTH CARE — 4.5%
Abbott Laboratories	4,821	562,370
AbbVie	9,133	1,033,856
ABIOMED *	362	103,018
Acadia Healthcare *	1,905	122,606
Agilent Technologies	1,063	146,832
Alexion Pharmaceuticals *	776	137,003
Align Technology *	562	331,664
Alnylam Pharmaceuticals *	658	93,429
AmerisourceBergen, Cl A	1,573	180,486
Amgen	2,518	599,133
Anthem	2,017	803,210
Avantor *	1,750	56,262
Baxter International	2,872	235,849
Becton Dickinson	1,576	381,219
Biogen *	1,163	311,079
BioMarin Pharmaceutical *	1,415	109,380
Bio-Rad Laboratories, Cl A *	404	243,357
Bio-Techne	146	60,419
Boston Scientific *	5,919	251,853
Bristol-Myers Squibb	6,128	402,732
Bruker	1,540	106,938
Cardinal Health	2,324	130,307
Catalent *	1,591	166,785
Centene *	3,137	230,883
Cerner	2,307	180,523
Charles River Laboratories International *	659	222,735
Chemed	99	48,643
Cigna	2,830	732,545

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Cooper	416	$163,675
CVS Health	7,622	658,846
Danaher	2,975	762,017
DaVita *	2,169	260,432
DexCom *	359	132,611
Edwards Lifesciences *	3,828	367,105
Elanco Animal Health *	4,462	160,543
Eli Lilly	2,871	573,454
Exact Sciences *	1,172	129,541
Exelixis *	1,275	28,751
Gilead Sciences	4,246	280,703
Guardant Health *	249	30,906
HCA Healthcare	3,777	811,262
Hologic *	3,000	189,180
Horizon Therapeutics *	6,340	581,124
Humana	1,520	665,304
IDEXX Laboratories *	630	351,609
Illumina *	350	141,974
Incyte *	1,241	103,971
Intuitive Surgical *	172	144,855
IQVIA Holdings *	944	226,711
Johnson & Johnson	9,468	1,602,459
Laboratory Corp of America Holdings *	1,289	353,805
Masimo *	690	148,764
McKesson	1,178	226,635
Medtronic	4,860	615,227
Merck	9,316	706,991
Mettler-Toledo International *	197	256,287
Moderna *	3,021	558,915
Molina Healthcare *	1,718	431,836
PerkinElmer	1,084	157,256
Pfizer	15,152	586,837
Quest Diagnostics	2,640	347,609
Regeneron Pharmaceuticals *	593	297,941
ResMed	1,369	281,809
Seagen *	452	70,218
STERIS	377	71,954
Stryker	644	164,394
Teladoc Health *	181	27,255
Teleflex	363	145,995
Thermo Fisher Scientific	1,443	677,489
United Therapeutics *	1,113	206,907
UnitedHealth Group	5,154	2,123,036
Veeva Systems, Cl A *	496	144,505
Vertex Pharmaceuticals *	742	154,803
Viatris, Cl W *	7,606	115,915
Waters *	516	166,281
West Pharmaceutical Services	1,231	427,785
Zimmer Biomet Holdings	1,352	227,582
Zoetis, Cl A	3,324	587,284
		26,633,464

INDUSTRIALS — 4.8%
3M	2,694	546,990
A O Smith	1,737	123,449
ADT	2,827	29,231
AECOM *	663	43,102

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
AGCO	1,515	$209,631
Air Lease, Cl A	1,150	54,119
AMETEK	1,729	233,588
Armstrong World Industries	811	86,250
Axon Enterprise *	290	40,771
Boeing *	1,331	328,784
BWX Technologies	697	43,590
Carlisle	491	94,429
Carrier Global	3,583	164,567
Caterpillar	1,427	344,021
CH Robinson Worldwide	926	89,841
Cintas	1,161	410,460
Colfax *	2,708	119,694
Copart *	2,304	297,239
CoStar Group *	227	193,858
CSX	4,995	500,099
Cummins	2,393	615,671
Deere	1,585	572,344
Delta Air Lines *	835	39,813
Dover	3,683	554,292
Eaton	5,125	744,406
Emerson Electric	8,523	815,566
Equifax	903	212,241
Expeditors International of Washington	3,134	393,912
Fastenal	7,487	397,111
FedEx	2,720	856,283
Fortive	2,121	153,815
Fortune Brands Home & Security	4,322	445,858
Gates Industrial *	7,163	130,080
Generac Holdings *	1,009	331,678
General Dynamics	1,845	350,384
General Electric	23,927	336,414
GrafTech International	8,566	113,756
HEICO	516	72,477
HEICO, Cl A	651	86,231
Honeywell International	2,022	466,900
Howmet Aerospace *	3,066	108,782
Hubbell, Cl B	1,115	212,564
IDEX	1,243	276,766
IHS Markit	1,642	172,919
Illinois Tool Works	1,572	364,327
Ingersoll Rand *	6,872	341,126
ITT	3,041	285,550
Jacobs Engineering Group	2,804	398,392
JB Hunt Transport Services	2,937	503,813
Johnson Controls International	4,902	326,179
Kansas City Southern	813	242,014
Knight-Swift Transportation Holdings, Cl A	892	42,575
L3Harris Technologies	1,176	256,439
Landstar System	1,364	232,562
Lincoln Electric Holdings	548	70,462
Lockheed Martin	847	323,723
Lyft, Cl A *	883	50,410
Masco	7,466	450,274
Middleby *	737	121,074
MSC Industrial Direct, Cl A	2,359	222,690
Nordson	890	197,304

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Norfolk Southern	1,435	$403,092
Northrop Grumman	1,310	479,290
nVent Electric	1,352	43,994
Old Dominion Freight Line	1,981	525,856
Oshkosh	1,634	214,773
Otis Worldwide	2,515	197,000
Owens Corning	3,111	331,788
PACCAR	3,979	364,317
Parker-Hannifin	1,702	524,471
Pentair	3,154	217,531
Quanta Services	3,315	316,085
Raytheon Technologies	4,163	369,300
Regal Beloit	1,824	259,428
Republic Services, Cl A	1,669	182,221
Robert Half International	1,749	155,294
Rockwell Automation	1,124	296,421
Rollins	2,592	88,361
Roper Technologies	433	194,854
Ryder System	1,064	87,025
Snap-on	744	189,437
Southwest Airlines *	2,253	138,469
Stanley Black & Decker	1,115	241,732
Teledyne Technologies *	930	390,107
Timken	4,125	364,856
Toro	1,067	118,533
Trane Technologies	4,183	779,711
TransDigm Group *	266	172,591
TransUnion	2,306	246,742
Trinity Industries	1,897	52,699
Uber Technologies *	1,520	77,262
Union Pacific	2,762	620,704
United Airlines Holdings *	709	41,370
United Parcel Service, Cl B	2,249	482,635
United Rentals *	2,533	845,921
Verisk Analytics, Cl A	1,230	212,581
Wabtec	1,800	148,968
Waste Management	2,214	311,466
Watsco	340	99,076
WW Grainger	944	436,279
XPO Logistics *	1,670	245,373
Xylem	1,771	209,191
		28,519,694

INFORMATION TECHNOLOGY — 9.6%
Accenture, Cl A	4,097	1,156,010
Adobe *	1,237	624,165
Advanced Micro Devices *	1,665	133,333
Akamai Technologies *	2,598	296,718
Alliance Data Systems	1,896	229,511
Amdocs	844	65,916
Amphenol, Cl A	3,386	227,742
Analog Devices	1,524	250,850
ANSYS *	639	215,944
Apple	95,051	11,844,305
Applied Materials	9,006	1,243,999
Arista Networks *	737	250,123
Arrow Electronics *	1,279	153,902

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Aspen Technology *	716	$97,713
Atlassian, Cl A *	212	49,455
Autodesk *	1,076	307,585
Automatic Data Processing	2,811	551,012
Avalara *	1,927	254,692
Booz Allen Hamilton Holding, Cl A	2,648	224,895
Broadcom	1,146	541,290
Broadridge Financial Solutions	1,884	300,460
Cadence Design Systems *	2,020	256,520
CDW	2,699	446,469
Ceridian HCM Holding *	1,151	102,968
Ciena *	1,600	84,592
Cisco Systems	15,182	803,128
Citrix Systems	1,029	118,294
Cloudflare, Cl A *	528	43,328
Cognex	1,914	151,952
Cognizant Technology Solutions, Cl A	3,875	277,295
Corning	4,142	180,715
Coupa Software *	536	127,675
Crowdstrike Holdings, Cl A *	1,288	286,129
Datadog, Cl A *	325	29,591
Dell Technologies, Cl C *	3,942	388,839
DocuSign, Cl A *	1,090	219,766
Dynatrace *	932	48,222
Enphase Energy *	452	64,659
Entegris	3,429	392,449
EPAM Systems *	691	330,022
Fair Isaac *	516	261,127
Fidelity National Information Services	1,685	251,031
Fiserv *	1,792	206,438
FleetCor Technologies *	691	189,638
Fortinet *	1,421	310,545
Gartner *	949	220,016
Global Payments	1,627	315,166
GoDaddy, Cl A *	1,390	112,534
Hewlett Packard Enterprise	11,343	181,034
HP	12,683	370,724
HubSpot *	508	256,225
Intel	23,023	1,315,074
International Business Machines	5,259	755,929
Intuit	787	345,564
Jabil	817	46,120
Keysight Technologies *	3,125	444,937
KLA	2,168	687,017
Lam Research	2,064	1,341,290
Leidos Holdings	1,634	167,894
Manhattan Associates *	333	45,281
Marvell Technology	3,339	161,274
Mastercard, Cl A	2,609	940,753
Maxim Integrated Products *	2,398	244,620
Microchip Technology	1,461	229,304
Micron Technology *	6,577	553,389
Microsoft	37,210	9,290,593
MKS Instruments	729	137,220
Monolithic Power Systems	650	223,028
Motorola Solutions	1,249	256,432
NetApp	597	46,190

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
NortonLifeLock	6,433	$177,937
NVIDIA	2,841	1,846,025
Okta, Cl A *	237	52,718
ON Semiconductor *	1,008	40,360
Oracle	6,097	480,078
Palantir Technologies, Cl A *	1,999	45,877
Palo Alto Networks *	176	63,932
Paychex	2,723	275,404
Paycom Software *	437	144,035
PayPal Holdings *	4,788	1,244,976
PTC *	518	69,485
Qorvo *	3,477	635,317
QUALCOMM	8,832	1,188,257
RingCentral, Cl A *	199	52,232
salesforce.com *	1,556	370,483
Seagate Technology Holdings	2,266	216,970
ServiceNow *	319	151,168
Skyworks Solutions	2,989	508,130
Slack Technologies, Cl A *	2,741	120,714
SolarEdge Technologies *	274	70,695
Splunk *	417	50,540
Square, Cl A *	286	63,641
SS&C Technologies Holdings	2,984	220,428
SYNNEX	2,085	263,961
Synopsys *	1,374	349,463
TE Connectivity	1,365	185,203
Teradata *	3,670	175,683
Teradyne	5,313	703,176
Texas Instruments	2,716	515,551
Trade Desk, Cl A *	83	48,816
Trimble *	3,144	244,572
Twilio, Cl A *	353	118,608
Tyler Technologies *	104	41,929
Ubiquiti	823	248,151
VeriSign *	563	123,815
Visa, Cl A	5,321	1,209,463
VMware, Cl A *	581	91,734
Western Digital *	2,861	215,233
Workday, Cl A *	241	55,122
Xilinx *	938	119,126
Zebra Technologies, Cl A *	1,025	509,476
Zendesk *	600	81,996
Zoom Video Communications, Cl A *	922	305,671
Zscaler *	321	62,338
		57,037,109

MATERIALS — 1.7%
Air Products & Chemicals	1,326	397,349
Albemarle	2,263	378,102
Amcor	22,331	263,506
AptarGroup	243	35,796
Avery Dennison	362	79,832
Ball	3,075	252,642
Berry Global Group *	2,654	181,029
Cabot	548	34,842
Celanese, Cl A	1,260	208,467
Chemours	12,309	442,262

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
Corteva	4,090	$186,095
Crown Holdings	3,187	329,026
Dow	3,898	266,701
DuPont de Nemours	1,894	160,213
Eagle Materials	274	40,212
Eastman Chemical	3,194	400,528
Ecolab	1,457	313,372
Element Solutions	2,957	69,164
FMC	1,031	120,307
Freeport-McMoRan	21,389	913,738
Graphic Packaging Holding	1,659	29,331
International Flavors & Fragrances	2,089	295,949
International Paper	4,561	287,799
LyondellBasell Industries, Cl A	2,752	309,930
Martin Marietta Materials	720	261,828
Mosaic	9,002	325,332
Newmont	4,162	305,824
Nucor	3,840	393,754
Olin	5,594	273,491
Packaging Corp of America	1,010	150,137
PPG Industries	2,583	464,217
Reliance Steel & Aluminum	1,453	244,206
RPM International	1,488	139,173
Scotts Miracle-Gro	1,905	414,090
Sherwin-Williams	1,946	551,749
Silgan Holdings	925	38,970
Steel Dynamics	2,444	152,579
Valvoline	1,746	57,618
Vulcan Materials	1,328	243,449
		10,012,609

REAL ESTATE — 0.1%
CBRE Group, Cl A *	4,986	437,671
Life Storage ‡	346	34,406
Medical Properties Trust ‡	3,794	80,319
		552,396

UTILITIES — 0.7%
AES	5,543	140,848
Alliant Energy	2,080	118,872
Ameren	2,056	173,115
American Electric Power	2,434	209,324
American Water Works	889	137,813
Atmos Energy	1,028	101,947
CMS Energy	2,386	149,698
Consolidated Edison	1,641	126,751
Dominion Energy	3,243	246,922
DTE Energy	954	131,642
Duke Energy	3,222	322,909
Edison International	2,205	123,193
Entergy	1,668	175,574
Evergy	1,889	117,099
Eversource Energy	1,681	136,480
Exelon	4,778	215,583
FirstEnergy	4,518	171,277
NextEra Energy	5,268	385,723
PG&E *	8,810	89,333

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — continued
PPL	6,407	$186,508
Public Service Enterprise Group	2,481	154,120
Sempra Energy	1,419	192,260
Southern	5,185	331,425
WEC Energy Group	1,547	145,279
Xcel Energy	2,577	182,658
		4,466,353
		219,959,251
ZAMBIA — 0.0%
First Quantum Minerals	8,859	220,366
Total Common Stock
(Cost $210,789,095)		294,601,689
REGISTERED INVESTMENT COMPANIES — 48.5%

EQUITY FUNDS — 48.5%
AQR International Defensive Style Fund, Cl R6	491,744	7,597,439
AQR Large Cap Defensive Style Fund, Cl R6	374,215	10,844,742
Avantis Emerging Markets Equity ETF	195,806	13,503,761
Avantis International Equity ETF	68,174	4,413,585
Avantis International Small Cap Value ETF	87,677	5,861,207
DFA Emerging Markets Portfolio, Cl I	742,563	26,464,955
DFA Emerging Markets Small Cap Portfolio, Cl I	450,190	11,952,553
DFA Emerging Markets Targeted Value Portfolio, Cl I	186,911	2,534,510
DFA International High Relative Profitability Portfolio, Cl I	998,818	13,723,761
DFA International Real Estate Securities, Cl I	1,437,478	7,144,264
DFA International Small Cap Growth Portfolio, Cl I	113,213	2,199,736
DFA International Small Cap Value Portfolio, Cl I	581,936	12,959,711
DFA International Value Portfolio, Cl I	646,108	13,019,083
DFA Large Cap International Portfolio, Cl I	912,493	25,485,923
DFA Real Estate Securities Portfolio, Cl I	441,101	19,501,068
DFA US Small Cap Portfolio, Cl I	240,306	11,421,760
DFA US Small Cap Value Portfolio, Cl I	200,981	9,347,617
DFA US Targeted Value Portfolio, Cl I	798,163	25,118,187
iShares MSCI Global Min Vol Factor ETF	404,745	41,870,870
Schwab International Small Cap Equity ETF	60,162	2,549,064
Vanguard Small Cap Value ETF	40,292	7,095,421
Vanguard U.S. Quality Factor ETF	39,529	4,642,337
Vanguard U.S. Value Factor ETF	98,922	10,079,163
Total Registered Investment Companies
(Cost $203,269,972)		289,330,717

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

PREFERRED STOCK — 0.0%
	Shares	Value
BRAZIL — 0.0%
Gerdau (1)	12,000	$75,154
Lojas Americanas *(1)	5,200	20,084
Total Preferred Stock
(Cost $91,439)		95,238
SHORT-TERM INVESTMENT — 1.9%

DWS Government Money Market Series, Institutional Shares, 0.030% (A)
(Cost $11,198,589)	11,198,589	11,198,589

Total Investments — 99.8%
(Cost $425,349,095)		$595,226,233

A list of the open futures contracts held by the Fund at May 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Index	5	Jun-2021	$549,850	$584,675	$34,825
S&P 500 Index E-MINI	12	Jun-2021	2,405,180	2,521,440	116,260
SGX Nifty 50	102	Jun-2021	3,110,977	3,160,470	49,493
			$6,066,007	$6,266,585	$200,578

A list of open total return swap agreements held by the Fund at May 31, 2021, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPGEX NAV	SOFR +35 BPS	SPGEX	Annually	03/02/2022	USD	5,387,010	$440,026	$440,026

Percentages are based on Net Assets of $596,630,546.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Rate is not available
(A)	The rate reported is the 7-day effective yield as of May 31, 2021.

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

S&P — Standard & Poor’s

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPGEX — Symmetry Panoramic Global Equity Fund

USD — U.S. Dollar

VOL — Volatility

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

The following table summarizes the inputs used as of May 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$–	$2,206,082	$–	$2,206,082
Austria	–	263,479	–	263,479
Brazil	1,167,314	118,433	–	1,285,747
Canada	5,452,277	–	–	5,452,277
Chile	95,586	113,437	–	209,023
China	–	7,862,764	–	7,862,764
Denmark	–	1,306,924	–	1,306,924
Finland	–	1,002,751	–	1,002,751
France	–	3,647,713	–	3,647,713
Germany	–	3,534,734	–	3,534,734
Hong Kong	–	557,453	–	557,453
Hungary	–	47,750	–	47,750
Indonesia	–	295,614	–	295,614
Italy	–	738,226	–	738,226
Japan	–	13,028,181	–	13,028,181
Luxembourg	–	502,518	–	502,518
Malaysia	–	416,353	–	416,353
Mexico	1,053,458	–	–	1,053,458
Netherlands	–	1,513,736	–	1,513,736
Norway	–	303,632	–	303,632
Peru	456,239	–	–	456,239
Philippines	–	13,126	–	13,126
Poland	–	372,335	–	372,335
Puerto Rico	584,328	–	–	584,328
Russia	–	188,940	–	188,940
Saudi Arabia	–	27,265	–	27,265
Singapore	–	53,846	–	53,846
South Africa	–	1,921,087	–	1,921,087
South Korea	8,584	7,551,493	–	7,560,077
Spain	–	1,001,690	–	1,001,690
Sweden	–	3,419,883	–	3,419,883
Switzerland	–	2,205,438	–	2,205,438
Taiwan	2,294,036	5,362,219	–	7,656,255
Thailand	–	369,176	–	369,176
Turkey	–	287,405	–	287,405
United Kingdom	423,245	2,653,322	–	3,076,567
United States	219,874,277	84,974	–	219,959,251
Zambia	220,366	–	–	220,366
Total Common Stock	231,629,710	62,971,979	–	294,601,689
Registered Investment Companies	289,330,717	–	–	289,330,717
Preferred Stock
Brazil	95,238	–	–	95,238
Short-Term Investment	11,198,589	–	–	11,198,589
Total Investments in Securities	$532,254,254	$62,971,979	$–	$595,226,233

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts^
Unrealized Appreciation	$200,578	$–	$–	$200,578
Total Return Swap^
Unrealized Appreciation	–	440,026	–	440,026
Total Other Financial Instruments	$200,578	$440,026	$–	$640,604

^	Futures contracts and swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.1%
	Shares	Value
EQUITY FUNDS — 98.1%
AQR International Defensive Style Fund, Cl R6	97,124	$1,500,570
AQR International Multi-Style Fund, Cl R6	791,157	10,910,048
AQR Large Cap Defensive Style Fund, Cl R6	73,548	2,131,422
AQR Large Capital Multi-Style Fund, Cl R6	774,012	15,991,096
AQR TM Emerging Multi-Style Fund, Cl R6	481,529	6,394,699
Avantis Emerging Markets Equity ETF	37,262	2,569,774
Avantis International Equity ETF	14,914	965,532
Avantis International Small Cap Value ETF	18,843	1,259,655
DFA Emerging Markets Portfolio, Cl I	138,259	4,927,560
DFA Emerging Markets Small Cap Portfolio, Cl I	84,159	2,234,430
DFA Emerging Markets Targeted Value Portfolio, Cl I	33,303	451,589
DFA International High Relative Profitability Portfolio, Cl I	197,121	2,708,448
DFA International Small Cap Growth Portfolio, Cl I	20,547	399,226
DFA International Small Cap Value Portfolio, Cl I	112,789	2,511,801
DFA Large Cap International Portfolio, Cl I	172,716	4,823,952
DFA Real Estate Securities Portfolio, Cl I	46,497	2,055,652
DFA TA US Core Equity 2 Portfolio, Cl I	184,657	4,911,869
DFA Tax-Managed International Value Portfolio, Cl I	78,015	2,672,011
DFA Tax-Managed US Equity Portfolio, Cl I	228,095	10,519,718
DFA Tax-Managed US Marketwide Value Portfolio, Cl I	163,240	6,340,239
DFA Tax-Managed US Small Cap Portfolio, Cl I	38,315	2,249,876
DFA Tax-Managed US Targeted Value Portfolio, Cl I	152,972	7,084,112
DFA US High Relative Profitability Portfolio, Cl I	329,274	6,009,258
iShares MSCI Global Min Vol Factor ETF	78,787	8,150,515
Schwab International Small Cap Equity ETF	14,523	615,340
Vanguard Small Cap Value ETF	7,425	1,307,543
Vanguard U.S. Quality Factor ETF	6,573	771,942
Vanguard U.S. Value Factor ETF	17,776	1,811,197
Total Registered Investment Companies
(Cost $81,800,644)		114,279,074
SHORT-TERM INVESTMENT — 2.0%

DWS Government Money Market Series, Institutional Shares, 0.030% (A)
(Cost $2,325,028)	2,325,028	2,325,028

Total Investments — 100.1%
(Cost $84,125,672)		$116,604,102

1

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

MAY 31, 2021

(Unaudited)

A list of open total return swap agreements held by the Fund at May 31, 2021 is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPGTX NAV	SOFR +35 BPS	SPGTX	Annually	03/02/2022	USD	2,392,870	$184,215	$184,215

Percentages are based on Net Assets of $116,487,622.

(A)	The rate reported is the 7-day effective yield as of May 31, 2021.

BPS — Basis Points

Cl — Class

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

SOFR — Secured Overnight Financing Rate

SPGTX — Symmetry Panoramic Tax-Managed Global Equity Fund

USD — U.S. Dollar

VOL — Volatility

The following table summarizes the inputs used as of May 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$114,279,074	$–	$–	$114,279,074
Short-Term Investment	2,325,028	–	–	2,325,028
Total Investments in Securities	$116,604,102	$–	$–	$116,604,102

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^
Unrealized Appreciation	$–	$184,215	$–	$184,215
Total Other Financial Instruments	$–	$184,215	$–	$184,215

^	Swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “–” are $0.

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2

SYMMETRY PANORAMIC US FIXED INCOME FUND

MAY 31, 2021

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.9%
	Shares	Value
FIXED INCOME FUNDS — 98.9%
iShares Core 1-5 Year USD Bond ETF, Cl 5	659,659	$33,919,666
Vanguard Short-Term Bond Index Fund, Cl Admiral Shares (A)	9,893,370	106,848,398
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	9,831,285	110,503,645
Total Registered Investment Companies
(Cost $238,629,813)		251,271,709
SHORT-TERM INVESTMENT — 1.0%
DWS Government Money Market Series, Institutional Shares, 0.030% (B)
(Cost $2,400,016)	2,400,016	2,400,016

Total Investments — 99.9%
(Cost $241,029,829)		$253,671,725

Percentages are based on Net Assets of $253,965,713.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of May 31, 2021.

Cl — Class

ETF — Exchange-Traded Fund

USD — U.S. Dollar

As of May 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

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SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

MAY 31, 2021

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 97.9%
	Shares	Value
MUNICIPAL BOND FUNDS — 97.9%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I (A)	841,791	$8,847,221
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	1,589,192	16,162,084
iShares National Muni Bond ETF	14,975	1,751,626
iShares Short-Term National Muni Bond ETF	39,070	4,211,355
Vanguard Tax-Exempt Bond Index ETF	64,146	3,538,293
Total Registered Investment Companies
(Cost $34,336,558)		34,510,579
SHORT-TERM INVESTMENT — 2.1%

DWS Government Money Market Series, Institutional Shares, 0.030% (B)
(Cost $719,163)	719,163	719,163

Total Investments — 100.0%
(Cost $35,055,721)		$35,229,742

Percentages are based on Net Assets of $35,244,268.

(A)	Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of May 31, 2021.

Cl — Class

ETF — Exchange-Traded Fund

As of May 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

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SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

MAY 31, 2021

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.9%
	Shares	Value
FIXED INCOME FUNDS — 98.9%
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,638,444	$28,838,193
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	16,985,651	190,918,713
Vanguard Total International Bond Index Fund, Cl Admiral Shares (A)	4,975,670	169,769,866
Total Registered Investment Companies
(Cost $370,901,588)		389,526,772
SHORT-TERM INVESTMENT — 1.1%

DWS Government Money Market Series, Institutional Shares, 0.030% (B)
(Cost $4,109,592)	4,109,592	4,109,592

Total Investments — 100.0%
(Cost $375,011,180)		$393,636,364

Percentages are based on Net Assets of $393,761,334.

(A)	Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of May 31, 2021.

Cl — Class

As of May 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

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SYMMETRY PANORAMIC ALTERNATIVES FUND

MAY 31, 2021

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 100.1%
	Shares	Value
EQUITY FUNDS — 100.1%
AQR Alternative Risk Premia Fund, Cl R6 (A)	53,128	$400,055
AQR Diversified Arbitrage Fund, Cl R6 (A)	59,726	725,072
AQR Managed Futures Strategy Fund, Cl R6 (A)	46,915	385,642
Total Registered Investment Companies
(Cost $1,384,052)		1,510,769
SHORT-TERM INVESTMENT — 1.0%

DWS Government Money Market Series, Institutional Shares, 0.030% (B)
(Cost $15,204)	15,204	15,204

Total Investments — 101.1%
(Cost $1,399,256)		$1,525,973

Percentages are based on Net Assets of $1,509,061.

(A)	Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of May 31, 2021.

Cl — Class

As of May 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

.

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